UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2020

WESTERN ASSET

CORE BOND FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 20% of the average duration of the domestic bond market as a whole as estimated by the Fund’s subadviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Bond Fund for the six-month reporting period ended June 30, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the Fund pursuant to either new management and subadvisory agreements that were approved by Fund shareholders or interim management and subadvisory agreements that were approved by the Fund’s board for use while the Fund continues to seek shareholder approval of the new agreements.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of June 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

II	Western Asset Core Bond Fund

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

Western Asset Core Bond Fund	III

Performance review

For the six months ended June 30, 2020, Class I shares of Western Asset Core Bond Fund returned 5.42%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Aggregate Indexi, returned 6.14% for the same period. The Lipper Core Bond Funds Category Averageii returned 5.40% over the same time frame.

Performance Snapshot as of June 30, 2020 (unaudited)
(excluding sales charges)	6 months
Western Asset Core Bond Fund:
Class A	5.23%
Class C	4.87%
Class C1	5.07%
Class FI	5.23%
Class R	5.14%
Class I	5.42%
Class IS	5.43%
Bloomberg Barclays U.S. Aggregate Index	6.14%
Lipper Core Bond Funds Category Average	5.40%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended, June 30, 2020 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.27%, 0.64%, 0.88%, 1.33%, 1.02%, 1.68% and 1.71%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A shares and Class I shares would have been 1.26% and 1.61% respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.83%, 1.52%, 1.19%, 0.81%, 1.13%, 0.54% and 0.43%, respectively.

IV	Western Asset Core Bond Fund

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.82% for Class A shares, 1.65% for Class C shares, 1.42% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.42% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large

Western Asset Core Bond Fund	V

Performance review (cont’d)

impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 520 funds in the Fund’s Lipper category, and excluding sales changes, if any.

VI	Western Asset Core Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2020 and December 31, 2019 and does not include derivatives such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Core Bond Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.23%	$1,000.00	$1,052.30	0.82%	$4.18	Class A	5.00%	$1,000.00	$1,020.79	0.82%	$4.12
Class C	4.87	1,000.00	1,048.70	1.51	7.69	Class C	5.00	1,000.00	1,017.35	1.51	7.57
Class C1	5.07	1,000.00	1,050.70	1.25	6.37	Class C1	5.00	1,000.00	1,018.65	1.25	6.27
Class FI	5.23	1,000.00	1,052.30	0.79	4.03	Class FI	5.00	1,000.00	1,020.93	0.79	3.97
Class R	5.14	1,000.00	1,051.40	1.12	5.71	Class R	5.00	1,000.00	1,019.29	1.12	5.62
Class I	5.42	1,000.00	1,054.20	0.45	2.30	Class I	5.00	1,000.00	1,022.63	0.45	2.26
Class IS	5.43	1,000.00	1,054.30	0.42	2.15	Class IS	5.00	1,000.00	1,022.77	0.42	2.11

2	Western Asset Core Bond Fund 2020 Semi-Annual Report

[1]	For the six months ended June 30, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Core Bond Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 37.2%
Communication Services — 2.8%
Diversified Telecommunication Services — 1.1%
AT&T Inc., Senior Notes	3.400%	5/15/25	$12,000,000	$13,196,028
AT&T Inc., Senior Notes	3.800%	2/15/27	5,087,000	5,734,254
AT&T Inc., Senior Notes	2.300%	6/1/27	12,330,000	12,784,827
AT&T Inc., Senior Notes	6.100%	7/15/40	9,000	12,030
AT&T Inc., Senior Notes	4.350%	6/15/45	12,415,000	13,992,861
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	219,000	250,196
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	2,821,000	3,519,148
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	2,552,000	2,826,307
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	7,671,000	8,540,607
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	2,387,000	2,599,387
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	2,114,000	2,495,004
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	1,960,000	2,177,567
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	9,637,000	11,606,555
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,728,000	2,045,290
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,090,000	5,721,381
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	31,438,000	39,201,103
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	2,097,000	2,810,746
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	6,606,000	8,067,613
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	3,739,000	4,689,094
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	5,144,000	6,996,846
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	837,407

See Notes to Financial Statements.

4	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	$11,586,000	$15,353,078
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	14,750,000	18,954,523
Total Diversified Telecommunication Services				184,411,852
Entertainment — 0.0%††
ViacomCBS Inc., Senior Notes	3.875%	4/1/24	322,000	346,879
Walt Disney Co., Senior Notes	6.200%	12/15/34	36,000	52,074
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,970,000	2,956,757
Total Entertainment				3,355,710
Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	19,874,000	22,792,090
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	940,000	1,026,365
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	6,296,000	7,066,679
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	25,297,000	29,881,853
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	2,440,000	2,478,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	170,000	225,115
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	8,197,000	9,883,527

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	$2,474,000	$3,282,646
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,352,000	1,599,002
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,857,000	2,315,180
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	2,320,000	2,578,327
Comcast Corp., Senior Notes	3.100%	4/1/25	440,000	485,584
Comcast Corp., Senior Notes	3.950%	10/15/25	6,395,000	7,333,500
Comcast Corp., Senior Notes	3.150%	3/1/26	4,835,000	5,405,906
Comcast Corp., Senior Notes	3.300%	4/1/27	2,900,000	3,259,066
Comcast Corp., Senior Notes	4.150%	10/15/28	26,781,000	32,126,866
Comcast Corp., Senior Notes	3.400%	4/1/30	3,920,000	4,485,876
Comcast Corp., Senior Notes	4.250%	10/15/30	14,767,000	18,110,731
Comcast Corp., Senior Notes	7.050%	3/15/33	3,475,000	5,304,117
Comcast Corp., Senior Notes	5.650%	6/15/35	2,669,000	3,777,365
Comcast Corp., Senior Notes	3.900%	3/1/38	3,430,000	4,078,126
Comcast Corp., Senior Notes	3.250%	11/1/39	1,490,000	1,655,215
Comcast Corp., Senior Notes	3.750%	4/1/40	920,000	1,081,041
Comcast Corp., Senior Notes	3.400%	7/15/46	690,000	767,886
Comcast Corp., Senior Notes	4.000%	3/1/48	1,080,000	1,315,565
Comcast Corp., Senior Notes	4.700%	10/15/48	4,362,000	5,876,686
Comcast Corp., Senior Notes	3.450%	2/1/50	5,270,000	6,057,059
Fox Corp., Senior Notes	4.709%	1/25/29	685,000	824,021
Fox Corp., Senior Notes	5.476%	1/25/39	18,060,000	24,176,816
Fox Corp., Senior Notes	5.576%	1/25/49	575,000	802,051
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	2,436,000	2,464,017
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	1,191,000	1,568,548
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	555,954

See Notes to Financial Statements.

6	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	$985,000	$1,311,970
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,058,000	6,261,080
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	21,782
Total Media				222,236,112
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	4,533,000	4,695,756
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	7,080,625	7,177,948	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,406,000	1,530,944	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	6,820,000	7,435,607	(a)
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	1,330,000	1,475,529	(a)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	15,420,000	17,190,756	(a)
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	2,350,000	2,728,573	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	9,830,000	11,698,851
Total Wireless Telecommunication Services				53,933,964
Total Communication Services				463,937,638
Consumer Discretionary — 1.8%
Automobiles — 0.1%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	949,000	957,949	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	940,000	744,710
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	8,014,000	8,107,924
General Motors Co., Senior Notes	5.150%	4/1/38	797,000	764,775
General Motors Co., Senior Notes	6.250%	10/2/43	4,266,000	4,539,043
General Motors Co., Senior Notes	5.950%	4/1/49	716,000	753,751
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	1,097,000	1,098,781

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Automobiles — continued
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	$1,155,000	$1,177,981
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	949,000	983,281
Total Automobiles				19,128,195
Hotels, Restaurants & Leisure — 0.5%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	13,654,000	13,614,669
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	1,040,000	1,011,307
McDonald’s Corp., Senior Notes	3.300%	7/1/25	4,390,000	4,882,592
McDonald’s Corp., Senior Notes	1.450%	9/1/25	7,940,000	8,150,071
McDonald’s Corp., Senior Notes	3.700%	1/30/26	5,653,000	6,413,428
McDonald’s Corp., Senior Notes	3.500%	3/1/27	2,484,000	2,814,968
McDonald’s Corp., Senior Notes	3.500%	7/1/27	1,610,000	1,830,946
McDonald’s Corp., Senior Notes	3.800%	4/1/28	1,513,000	1,770,089
McDonald’s Corp., Senior Notes	2.125%	3/1/30	3,770,000	3,873,752
McDonald’s Corp., Senior Notes	3.600%	7/1/30	4,130,000	4,761,238
McDonald’s Corp., Senior Notes	4.875%	12/9/45	5,870,000	7,535,339
McDonald’s Corp., Senior Notes	3.625%	9/1/49	800,000	881,815
McDonald’s Corp., Senior Notes	4.200%	4/1/50	7,460,000	9,085,553
Sands China Ltd., Senior Notes	4.600%	8/8/23	5,508,000	5,812,592
Sands China Ltd., Senior Notes	5.125%	8/8/25	7,559,000	8,216,293
Total Hotels, Restaurants & Leisure				80,654,652
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	4.350%	4/1/23	1,682,000	1,740,533
Newell Brands Inc., Senior Notes	4.700%	4/1/26	179,000	188,376
Total Household Durables				1,928,909
Internet & Direct Marketing Retail — 0.6%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	8,220,000	8,301,735
Amazon.com Inc., Senior Notes	1.200%	6/3/27	10,090,000	10,252,239
Amazon.com Inc., Senior Notes	3.150%	8/22/27	6,161,000	7,055,573
Amazon.com Inc., Senior Notes	1.500%	6/3/30	9,500,000	9,636,579
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,705,000	8,312,783
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,036,000	4,342,540
Amazon.com Inc., Senior Notes	4.050%	8/22/47	21,835,000	28,455,103
Amazon.com Inc., Senior Notes	2.500%	6/3/50	8,110,000	8,369,491
Amazon.com Inc., Senior Notes	4.250%	8/22/57	4,760,000	6,366,755
Prosus NV, Senior Notes	3.680%	1/21/30	6,950,000	7,294,578	(a)
Total Internet & Direct Marketing Retail				98,387,376

See Notes to Financial Statements.

8	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Multiline Retail — 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	$660,000	$704,967
Specialty Retail — 0.4%
Home Depot Inc., Senior Notes	2.500%	4/15/27	4,170,000	4,575,641
Home Depot Inc., Senior Notes	3.900%	12/6/28	750,000	897,727
Home Depot Inc., Senior Notes	2.700%	4/15/30	4,380,000	4,819,851
Home Depot Inc., Senior Notes	3.300%	4/15/40	4,870,000	5,486,941
Home Depot Inc., Senior Notes	3.900%	6/15/47	820,000	998,584
Home Depot Inc., Senior Notes	3.350%	4/15/50	13,940,000	16,004,305
Lowe‘s Cos. Inc., Senior Notes	4.500%	4/15/30	2,800,000	3,441,878
Lowe‘s Cos. Inc., Senior Notes	5.000%	4/15/40	2,410,000	3,152,780
Lowe‘s Cos. Inc., Senior Notes	5.125%	4/15/50	9,190,000	12,596,219
Target Corp., Senior Notes	2.250%	4/15/25	6,720,000	7,195,164
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	4,450,000	4,958,947
TJX Cos. Inc., Senior Notes	3.750%	4/15/27	1,330,000	1,521,239
Total Specialty Retail				65,649,276
Textiles, Apparel & Luxury Goods — 0.2%
NIKE Inc., Senior Notes	2.400%	3/27/25	3,750,000	4,035,614
NIKE Inc., Senior Notes	2.750%	3/27/27	6,050,000	6,670,506
NIKE Inc., Senior Notes	2.850%	3/27/30	5,960,000	6,636,254
NIKE Inc., Senior Notes	3.250%	3/27/40	3,970,000	4,453,062
NIKE Inc., Senior Notes	3.375%	3/27/50	13,210,000	15,314,291
Total Textiles, Apparel & Luxury Goods				37,109,727
Total Consumer Discretionary				303,563,102
Consumer Staples — 2.9%
Beverages — 1.1%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	13,236,000	14,872,107
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	10,621,000	13,037,067
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	3,614,000	3,829,191
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	847,000	880,063
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	2,212,000	2,411,749
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	4,254,000	4,830,229

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	$1,460,000	$1,686,107
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	16,245,000	19,642,547
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	3,510,000	3,954,950
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	10,440,000	11,932,918
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	19,720,000	23,480,277
Coca-Cola Co., Senior Notes	2.950%	3/25/25	3,980,000	4,383,015
Coca-Cola Co., Senior Notes	3.375%	3/25/27	3,930,000	4,511,028
Coca-Cola Co., Senior Notes	1.450%	6/1/27	7,250,000	7,466,723
Coca-Cola Co., Senior Notes	4.125%	3/25/40	6,230,000	7,927,060
Coca-Cola Co., Senior Notes	2.500%	6/1/40	4,010,000	4,156,140
Coca-Cola Co., Senior Notes	4.200%	3/25/50	15,110,000	19,787,081
Coca-Cola Co., Senior Notes	2.600%	6/1/50	5,080,000	5,142,434
Diageo Capital PLC, Senior Notes	4.828%	7/15/20	770,000	771,237
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	2,463,000	2,571,199
Molson Coors Beverage Co., Senior Notes	3.500%	5/1/22	367,000	383,037
PepsiCo Inc., Senior Notes	0.750%	5/1/23	7,700,000	7,773,314
PepsiCo Inc., Senior Notes	2.250%	3/19/25	760,000	812,769
PepsiCo Inc., Senior Notes	2.625%	3/19/27	760,000	831,562
PepsiCo Inc., Senior Notes	1.625%	5/1/30	6,320,000	6,444,535
PepsiCo Inc., Senior Notes	4.000%	3/5/42	430,000	538,936
PepsiCo Inc., Senior Notes	2.875%	10/15/49	2,270,000	2,462,702
PepsiCo Inc., Senior Notes	3.625%	3/19/50	1,070,000	1,291,547
PepsiCo Inc., Senior Notes	3.875%	3/19/60	1,700,000	2,162,703
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	5,588,000	5,901,833	(a)
Total Beverages				185,876,060
Food & Staples Retailing — 0.3%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	11,490,000	11,760,216
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	6,530,000	6,608,737
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	5,190,000	5,278,078
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	388,762	445,364
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	4,572,033	5,169,888

See Notes to Financial Statements.

10	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Food & Staples Retailing — continued
Walmart Inc., Senior Notes	3.400%	6/26/23	$2,430,000	$2,648,638
Walmart Inc., Senior Notes	3.550%	6/26/25	2,070,000	2,348,887
Walmart Inc., Senior Notes	3.050%	7/8/26	7,308,000	8,259,894
Walmart Inc., Senior Notes	3.700%	6/26/28	9,233,000	10,940,801
Total Food & Staples Retailing				53,460,503
Food Products — 0.4%
Danone SA, Senior Notes	2.077%	11/2/21	4,218,000	4,287,846	(a)
Danone SA, Senior Notes	2.589%	11/2/23	6,493,000	6,839,308	(a)
Danone SA, Senior Notes	2.947%	11/2/26	4,317,000	4,736,654	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	1,930,000	1,942,456
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	1,234,000	1,310,171
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	2,798,000	2,822,236
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	293,000	322,722
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	36,000	37,981
Mars Inc., Senior Notes	2.700%	4/1/25	3,269,000	3,503,613	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	9,788,000	11,153,837	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	4,150,000	4,278,292	(a)
Mondelez International Inc., Senior Notes	2.125%	4/13/23	2,180,000	2,259,380
Mondelez International Inc., Senior Notes	1.500%	5/4/25	10,020,000	10,232,540
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	600,000	604,015	(a)
Total Food Products				54,331,051
Household Products — 0.3%
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	1,810,000	2,063,588
Procter & Gamble Co., Senior Notes	2.450%	3/25/25	2,991,000	3,248,307
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	1,200,000	1,335,710
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	3,430,000	3,931,984
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	4,450,000	5,362,031
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	26,117,000	32,914,330
Total Household Products				48,855,950
Tobacco — 0.8%
Altria Group Inc., Senior Notes	4.750%	5/5/21	2,902,000	3,008,802
Altria Group Inc., Senior Notes	3.490%	2/14/22	2,185,000	2,280,554
Altria Group Inc., Senior Notes	2.850%	8/9/22	1,657,000	1,727,050
Altria Group Inc., Senior Notes	3.800%	2/14/24	2,418,000	2,645,553
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,770,000	1,862,040
Altria Group Inc., Senior Notes	4.400%	2/14/26	17,347,000	19,988,978

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Tobacco — continued
Altria Group Inc., Senior Notes	4.800%	2/14/29	$16,496,000	$19,273,258
Altria Group Inc., Senior Notes	5.800%	2/14/39	5,615,000	6,952,180
Altria Group Inc., Senior Notes	5.950%	2/14/49	14,034,000	18,435,294
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,791,000	2,397,117
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,750,000	19,143,362
BAT Capital Corp., Senior Notes	4.540%	8/15/47	5,767,000	6,271,643
Cargill Inc., Senior Notes	1.375%	7/23/23	6,530,000	6,645,427	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	1,567,000	1,622,703
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,328,000	2,424,226
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	7,559,000	7,880,423
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	3,930,000	3,998,108
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	4,340,000	4,477,730
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,406,000	1,708,354
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,110,000	1,360,490
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,610,000	1,984,554
Total Tobacco				136,087,846
Total Consumer Staples				478,611,410
Energy — 5.7%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	192,000	207,529
Halliburton Co., Senior Notes	5.000%	11/15/45	1,075,000	1,105,090
Total Energy Equipment & Services				1,312,619
Oil, Gas & Consumable Fuels — 5.7%
Apache Corp., Senior Notes	3.250%	4/15/22	930,000	900,150
Apache Corp., Senior Notes	6.000%	1/15/37	89,000	80,149
Apache Corp., Senior Notes	5.100%	9/1/40	16,313,000	13,425,350
Apache Corp., Senior Notes	5.250%	2/1/42	6,878,000	5,619,886
Apache Corp., Senior Notes	4.750%	4/15/43	18,342,000	14,795,074
Apache Corp., Senior Notes	4.250%	1/15/44	18,144,000	13,822,980
BP Capital Markets America Inc., Senior Notes	2.937%	4/6/23	630,000	666,556
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	6,511,000	6,997,184

See Notes to Financial Statements.

12	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	$1,400,000	$1,529,641
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	6,672,000	7,390,163
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	8,803,000	9,629,009
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	4,410,000	5,014,301
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	18,680,000	18,409,787
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	143,000	148,737
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,916,000	2,010,511
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	896,000	988,163
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	1,119,000	1,238,501
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	11,690,000	12,533,471	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	19,770,000	21,859,717	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	7,640,000	7,861,997
Chevron Corp., Senior Notes	1.995%	5/11/27	2,750,000	2,882,263
Chevron Corp., Senior Notes	2.236%	5/11/30	1,140,000	1,195,425
Chevron Corp., Senior Notes	2.978%	5/11/40	6,870,000	7,371,789
Chevron Corp., Senior Notes	3.078%	5/11/50	8,710,000	9,274,844
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,872,000	1,977,067
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	8,869,000	8,981,160
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	12,940,000	13,309,248
CNOOC Finance 2014 ULC, Senior Notes	4.250%	4/30/24	6,394,000	7,052,265
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	9,932,000	10,845,101
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	7,218,000	8,431,642
Concho Resources Inc., Senior Notes	4.375%	1/15/25	1,571,000	1,621,671
Concho Resources Inc., Senior Notes	3.750%	10/1/27	4,894,000	5,216,841
Concho Resources Inc., Senior Notes	4.300%	8/15/28	18,303,000	20,101,862
Concho Resources Inc., Senior Notes	4.875%	10/1/47	4,900,000	5,513,141
Conoco Funding Co., Senior Notes	7.250%	10/15/31	313,000	453,436
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	573,000	799,125
Continental Resources Inc., Senior Notes	4.500%	4/15/23	2,190,000	2,100,276

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Continental Resources Inc., Senior Notes	3.800%	6/1/24	$2,897,000	$2,716,488
Continental Resources Inc., Senior Notes	4.375%	1/15/28	23,549,000	20,770,454
Continental Resources Inc., Senior Notes	4.900%	6/1/44	3,770,000	3,010,025
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	3,064,448
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,080,000	8,875,006
Devon Energy Corp., Senior Notes	4.750%	5/15/42	4,500,000	3,956,041
Devon Energy Corp., Senior Notes	5.000%	6/15/45	8,640,000	7,693,261
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	2,685,000	2,689,320
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	1,760,000	1,812,911
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,260,000	2,275,486
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	2,732,000	2,651,379
Ecopetrol SA, Senior Notes	5.875%	5/28/45	40,605,000	42,850,253
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	2,696,000	3,607,773
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	7,020,000	7,179,863
Energy Transfer Operating LP, Senior Notes	4.750%	1/15/26	2,060,000	2,238,031
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	1,907,000	2,049,233
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	3,738,000	4,098,747
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	18,980,000	18,890,532
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	1,664,000	1,766,430
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,006,000	11,421,135
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	4,660,000	4,997,737
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	18,760,000	19,577,437
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	430,000	597,204

See Notes to Financial Statements.

14	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	$510,000	$626,251
Enterprise Products Operating LLC, Senior Notes	4.450%	2/15/43	1,800,000	1,997,025
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	410,000	476,359
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	730,000	873,612
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	1,440,000	1,613,707
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	3,740,000	3,935,180
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	530,000	551,700
EOG Resources Inc., Senior Notes	4.150%	1/15/26	7,403,000	8,526,949
EOG Resources Inc., Senior Notes	4.375%	4/15/30	8,092,000	9,673,347
EOG Resources Inc., Senior Notes	3.900%	4/1/35	6,800,000	7,949,179
EOG Resources Inc., Senior Notes	4.950%	4/15/50	16,625,000	21,296,959
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	1,170,000	1,201,609
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	17,500,000	19,021,905
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	2,946,000	3,239,983
Exxon Mobil Corp., Senior Notes	2.440%	8/16/29	13,168,000	13,987,809
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	6,210,000	7,081,808
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	3,663,000	4,414,469
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	860,000	1,077,458
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	10,603,000	12,035,730	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	7,863,000	9,193,451	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,803,000	3,544,365	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	2,472,000	2,503,104
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	349,000	372,879
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,792,000	1,974,229
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	145,314

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	$620,000	$788,556
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	730,000	899,297
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	640,670
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	140,000	168,298
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,800,000	2,020,789
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	18,800,000	21,333,674
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	4,270,000	5,219,893
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	980,000	1,129,317
MPLX LP, Senior Notes	4.000%	3/15/28	3,787,000	3,993,272
MPLX LP, Senior Notes	4.800%	2/15/29	1,684,000	1,874,709
MPLX LP, Senior Notes	4.500%	4/15/38	4,308,000	4,313,955
MPLX LP, Senior Notes	4.700%	4/15/48	7,377,000	7,458,125
MPLX LP, Senior Notes	5.500%	2/15/49	3,224,000	3,578,261
Noble Energy Inc., Senior Notes	3.850%	1/15/28	8,880,000	8,584,976
Noble Energy Inc., Senior Notes	5.250%	11/15/43	3,179,000	2,964,771
Noble Energy Inc., Senior Notes	5.050%	11/15/44	19,070,000	17,385,313
Noble Energy Inc., Senior Notes	4.950%	8/15/47	9,168,000	8,204,966
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	3,412,000	3,343,675
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	1,093,000	1,052,231
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	4,926,000	4,594,948
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	618,000	608,730
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	10,350,000	8,864,465
Occidental Petroleum Corp., Senior Notes	3.500%	6/15/25	8,500,000	7,225,000
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	627,000	573,545
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,550,000	2,083,031
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	1,760,911

See Notes to Financial Statements.

16	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	$11,579,000	$8,489,723
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	8,284,000	7,880,196
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,346,000	1,975,039
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	18,287,000	12,698,036
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,060,000	3,567,300
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	2,050,000	1,793,432
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,657,000	1,158,616
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,349,000	2,273,134
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,594,000	3,116,799
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	6,914,000	8,261,054	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,081,000	3,141,080
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,087,000	2,235,699
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	25,909,000	28,851,226	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	3,889,000	3,175,621
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	5,821,000	4,132,008
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,880,000	2,901,658
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	13,254,000	9,438,836
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	4,478,000	3,450,881
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	211,000	232,202	(a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	142,000	153,353	(a)
Shell International Finance BV, Senior Notes	1.875%	5/10/21	931,000	941,024
Shell International Finance BV, Senior Notes	2.875%	5/10/26	6,654,000	7,310,884
Shell International Finance BV, Senior Notes	2.375%	11/7/29	8,300,000	8,765,405
Shell International Finance BV, Senior Notes	2.750%	4/6/30	6,040,000	6,562,284

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Shell International Finance BV, Senior Notes	4.550%	8/12/43	$1,451,000	$1,809,236
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,084,000	5,032,788
Shell International Finance BV, Senior Notes	4.000%	5/10/46	3,779,000	4,425,540
Shell International Finance BV, Senior Notes	3.250%	4/6/50	12,000,000	12,820,708
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	18,252,000	20,152,480	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	3,985,000	5,788,650
Sunoco Logistics Partners Operations LP, Senior Notes	5.300%	4/1/44	540,000	518,210
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,120,000	2,177,136	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	17,006,000	22,161,074
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	2,630,000	2,501,288
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	10,810,000	10,446,514
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 0.850%)	2.161%	1/13/23	1,700,000	1,560,755	(b)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	331,000	355,956
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	7,760,000	8,312,900
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,724,352
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	23,000	29,776
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	6,365,000	9,449,949
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	1,990,000	2,180,164
Total Oil, Gas & Consumable Fuels				933,770,402
Total Energy				935,083,021
Financials — 11.9%
Banks — 8.9%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,352,000	1,495,039	(a)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	7/16/20	1,030,000	922,422	(b)(c)

See Notes to Financial Statements.

18	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Banco Santander SA, Senior Notes	3.848%	4/12/23	$6,448,000	$6,870,509
Banco Santander SA, Senior Notes	2.746%	5/28/25	28,200,000	29,257,601
Banco Santander SA, Senior Notes	4.379%	4/12/28	1,636,000	1,829,095
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	2.431%	4/12/23	2,149,000	2,117,764	(b)
Bank of America Corp., Senior Notes	3.300%	1/11/23	4,594,000	4,904,863
Bank of America Corp., Senior Notes	4.100%	7/24/23	4,988,000	5,480,615
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,134,000	3,480,593
Bank of America Corp., Senior Notes	3.500%	4/19/26	4,567,000	5,144,911
Bank of America Corp., Senior Notes	5.000%	1/21/44	9,215,000	12,724,228
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	46,980,000	47,158,705	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	7,760,000	8,229,072	(b)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	2,241,000	2,355,093	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	15,406,000	17,171,413	(b)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	7,782,000	8,321,869	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,711,000	8,648,164	(b)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	3,717,000	4,504,984	(b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	5,000,000	5,736,062	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	22,684,000	26,431,308	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	25,140,000	31,648,836	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	$11,720,000	$15,173,027	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	5,409,000	6,008,526
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,875,000	3,177,020
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,093,000	1,259,270
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	17,320,000	19,883,724
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	2,700,000	3,810,141
Bank of Montreal, Senior Notes	1.850%	5/1/25	12,810,000	13,271,361
Bank of Montreal, Subordinated
Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	1,316,000	1,417,496	(b)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	7,120,000	7,172,828
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	1,970,000	1,971,709	(a)
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	5,270,000	5,366,057
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,206,000	3,467,589	(a)
Barclays PLC, Senior Notes	3.684%	1/10/23	11,060,000	11,484,032
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	4,899,000	5,743,684	(b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	2,848,000	3,235,454	(b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,463,000	2,665,473	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	7,899,000	9,117,803	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	8,840,000	9,062,870	(a)(b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	3,830,000	4,039,126	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	16,281,000	18,037,647	(a)(b)

See Notes to Financial Statements.

20	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	$10,064,000	$12,332,789	(a)(b)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	2,669,000	2,977,431	(a)(b)
BPCE SA, Subordinated Notes	5.150%	7/21/24	4,541,000	5,073,386	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	7,130,000	7,157,158
Citigroup Inc., Senior Notes	3.300%	4/27/25	12,054,000	13,246,404
Citigroup Inc., Senior Notes	8.125%	7/15/39	3,081,000	5,342,133
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,037,000	9,087,338
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,675,000	2,196,189
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	7,430,000	7,583,330	(b)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	45,980,000	47,617,724	(b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.750%)	3.106%	4/8/26	5,210,000	5,613,729	(b)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	18,054,000	19,909,327	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	18,048,000	20,755,776	(b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	8,960,000	10,644,144	(b)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	1,849,000	1,970,851
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	4,549,000	5,097,419
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	2,722,000	3,231,522
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,343,000	1,527,468
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	25,282,000	28,881,745
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	565,409
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	806,661
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	871,821
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,423,000	1,890,547
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	716,000	912,232
Compass Bank, Subordinated Notes	3.875%	4/10/25	1,567,000	1,656,454
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	3,520,000	3,885,976

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	$13,201,000	$14,741,674
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	9,027,000	10,166,893
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	833,000	919,042
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	22,770,000	22,842,608	(a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	5,920,000	6,013,494	(a)(b)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	3,743,000	4,125,119	(a)(b)
Credit Suisse AG, Senior Notes	1.000%	5/5/23	42,030,000	42,276,202
Danske Bank A/S, Senior Notes	5.000%	1/12/22	11,168,000	11,738,419	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,529,000	3,745,264	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	7,066,000	7,872,138	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	11,270,000	11,308,900	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	5,360,000	5,445,941	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	4,872,000	5,071,383	(a)(b)
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	6,636,000	6,678,219
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	997,000	1,126,278
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	2,670,000	3,215,830
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	21,920,000	22,172,097	(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	13,950,000	14,276,265	(b)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	10,753,000	11,621,059	(b)

See Notes to Financial Statements.

22	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	$13,872,000	$15,410,869	(b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	8,051,000	8,903,545	(b)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	11,159,000	12,900,971	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	1,916,000	2,068,312
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	4,567,000	4,988,444
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	10,353,000	10,553,771	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	2,266,000	2,332,305	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	10,460,000	10,723,735	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	11,693,000	12,330,333	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	5,175,000	5,233,738
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	1,433,000	1,450,978
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	537,000	560,533
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	19,780,000	20,118,725	(b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	11,840,000	12,311,317	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	9,820,000	10,393,544	(b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,850,000	2,001,842	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	19,448,000	21,440,003	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	5,687,000	6,674,771	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	$17,191,000	$20,602,837	(b)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	5,791,000	6,749,666
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	9,717,000	11,322,985
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	5,143,000	5,692,195
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	8,546,000	11,515,288
Lloyds Bank PLC, Senior Notes	6.500%	9/14/20	90,000	90,889	(a)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	11,284,000	11,553,666
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	1,970,000	2,287,385
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	9,636,000	10,032,372	(b)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,843,000	3,166,609
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	4,720,000	4,879,859	(a)
Nordea Bank ABP, Senior Notes	1.000%	6/9/23	12,590,000	12,721,534	(a)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	3,896,000	3,918,776
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	3,609,000	3,695,812
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	10,910,000	11,196,547
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	6,800,000	6,816,575
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	5,803,000	6,315,221	(b)
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	13,433,000	14,599,442	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	2,893,000	3,167,997
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	1,791,000	1,859,254
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	725,000	892,008	(a)

See Notes to Financial Statements.

24	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	$397,000	$433,798	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	432,000	531,043	(a)
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	4,648,000	4,766,451
Swedbank AB, Senior Notes	1.300%	6/2/23	8,590,000	8,699,438	(a)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	5,006,000	5,143,767
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	13,370,000	13,452,698
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	6,770,000	6,856,085
US Bancorp, Senior Notes	1.450%	5/12/25	14,850,000	15,312,971
US Bank NA, Senior Notes	3.150%	4/26/21	3,546,000	3,619,722
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	7/31/20	20,653,000	20,535,691	(b)(c)
Wells Fargo & Co., Junior Subordinated Notes	5.950%	12/15/36	7,000	8,433
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	537,000	553,656
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,690,000	12,781,442
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	7,684,000	8,381,038
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	8,588,000	10,114,549
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	15,830,000	16,087,151	(b)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	12,110,000	12,535,690	(b)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. USD LIBOR + 1.170%)	2.879%	10/30/30	16,240,000	17,387,706	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	4,440,000	5,378,087	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	82,290,000	114,722,088	(b)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,809,000	1,921,680
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	134,000	145,699

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	$12,726,000	$14,618,205
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	584,383
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,522,000	2,102,352
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,513,000	1,876,763
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,469,000	5,747,127
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	16,048,000	19,166,900
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	13,120,000	16,842,445
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	4,352,000	4,389,211
Total Banks				1,464,160,693
Capital Markets — 2.1%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	3,860,000	4,001,706
CME Group Inc., Senior Notes	5.300%	9/15/43	1,070,000	1,571,200
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,660,000	2,939,920
Credit Suisse AG, Senior Notes	2.950%	4/9/25	6,410,000	6,964,431
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,997,000	2,066,484	(a)(b)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	13,006,000	14,867,165	(a)(b)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	457,000	525,893
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	7/31/20	32,000	26,984	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	815,000	855,936
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	287,000	309,697
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	4,785,000	5,079,025
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	9,269,000	10,090,526

See Notes to Financial Statements.

26	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	$1,012,000	$1,119,442
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,352,000	1,491,475
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	8,120,000	8,913,291
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,165,000	11,187,322
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	6,210,000	7,010,294
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	5,481,000	8,228,696
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	7,066,000	9,243,918
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	13,433,000	13,775,358	(b)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	8,956,000	10,038,802	(b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	12,236,000	13,841,675	(b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	22,565,000	26,271,885	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	8,454,000	9,523,446
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,045,000	4,438,199
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	17,911,000	23,653,127
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	331,000	408,294	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	7/31/20	1,430,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	13,380,000	0	*(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	*(e)(f)(g)(h)
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,436,000	2,443,480

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	$18,980,000	$19,784,787	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	14,720,000	15,612,442	(b)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	20,970,000	24,005,521	(b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	7,449,000	8,486,317	(b)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	4,534,000	5,405,866	(b)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	2,100,000	3,208,778	(b)
State Street Corp., Senior Notes	3.300%	12/16/24	1,048,000	1,167,860
UBS AG, Senior Notes	1.750%	4/21/22	9,270,000	9,449,653	(a)
UBS AG, Senior Notes	4.500%	6/26/48	179,000	250,170	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	27,971,000	29,074,316	(a)(b)(c)
UBS Group AG, Senior Notes	3.491%	5/23/23	12,018,000	12,577,011	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	2,731,000	3,099,148	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	15,923,000	18,080,784	(a)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	1,240,000	1,285,402	(a)(b)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	4,299,000	4,648,125	(a)(b)
Total Capital Markets				357,023,851
Consumer Finance — 0.2%
American Express Co., Senior Notes	2.650%	12/2/22	10,000	10,478
American Express Co., Senior Notes	2.500%	7/30/24	20,670,000	21,902,823
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	6,797,000	7,359,632	(a)(b)
Total Consumer Finance				29,272,933

See Notes to Financial Statements.

28	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	$6,334,000	$6,374,202
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	421,000	425,930
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	7,236,000	7,080,932	(a)(b)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	3.270%	12/21/65	3,743,000	1,981,151	(a)(b)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	3,349,000	3,599,451
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	5,760,000	5,845,755	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	3,810,000	3,899,402	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	869,000	877,599	(a)
USAA Capital Corp., Senior Notes	1.500%	5/1/23	300,000	307,922	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	650,000	670,255	(a)
Total Diversified Financial Services				31,062,599
Insurance — 0.5%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/21	92	124	(a)(c)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.000%	2/12/23	2,341	2,319	(a)(b)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	5,081,000	4,938,606
American International Group Inc., Senior Notes	2.500%	6/30/25	3,830,000	4,059,106
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	7,344,000	9,429,406
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	400,000	364,383
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	1,039,000	1,044,045
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,164,000	1,327,594

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Insurance — continued
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	$2,750,000	$2,762,022	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	20,670,000	20,766,509	(a)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	6,365,000	7,528,854
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	15,660,000	15,755,173	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	5,130,000	5,146,227	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	2,530,000	2,540,298	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	140,167	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,500,000	4,510,802	(a)
Total Insurance				80,315,635
Total Financials				1,961,835,711
Health Care — 3.4%
Biotechnology — 0.7%
AbbVie Inc., Senior Notes	3.450%	3/15/22	1,424,000	1,481,603	(a)
AbbVie Inc., Senior Notes	2.300%	11/21/22	22,140,000	22,911,815	(a)
AbbVie Inc., Senior Notes	3.750%	11/14/23	1,490,000	1,620,524
AbbVie Inc., Senior Notes	2.600%	11/21/24	26,060,000	27,682,551	(a)
AbbVie Inc., Senior Notes	3.800%	3/15/25	4,066,000	4,515,951	(a)
AbbVie Inc., Senior Notes	3.600%	5/14/25	2,194,000	2,427,625
AbbVie Inc., Senior Notes	2.950%	11/21/26	4,640,000	5,051,013	(a)
AbbVie Inc., Senior Notes	3.200%	11/21/29	28,920,000	31,950,567	(a)
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	283,328	(a)
AbbVie Inc., Senior Notes	4.250%	11/21/49	500,000	608,786	(a)
Amgen Inc., Senior Notes	3.875%	11/15/21	1,632,286	1,693,622
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	1,191,000	1,195,329
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,460,000	1,615,924
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,711,000	1,960,000
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	716,000	932,521
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,967,000	5,370,090
Total Biotechnology				111,301,249

See Notes to Financial Statements.

30	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	$10,859,000	$12,644,748
Abbott Laboratories, Senior Notes	4.750%	11/30/36	1,836,000	2,490,113
Abbott Laboratories, Senior Notes	4.900%	11/30/46	3,681,000	5,293,475
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	6,421,000	6,933,709
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	1,229,000	1,356,561
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	1,407,000	1,736,608
Medtronic Inc., Senior Notes	3.500%	3/15/25	1,350,000	1,524,412
Medtronic Inc., Senior Notes	4.625%	3/15/45	410,000	553,078
Total Health Care Equipment & Supplies				32,532,704
Health Care Providers & Services — 1.6%
Aetna Inc., Senior Notes	2.800%	6/15/23	761,000	802,918
Aetna Inc., Senior Notes	3.875%	8/15/47	2,006,000	2,268,903
Anthem Inc., Senior Notes	3.125%	5/15/22	1,827,000	1,914,358
Anthem Inc., Senior Notes	2.950%	12/1/22	3,627,000	3,825,378
Anthem Inc., Senior Notes	3.350%	12/1/24	1,791,000	1,967,692
Anthem Inc., Senior Notes	3.650%	12/1/27	6,837,000	7,794,773
Cigna Corp., Senior Notes	3.400%	9/17/21	3,251,000	3,359,785
Cigna Corp., Senior Notes	3.750%	7/15/23	8,722,000	9,472,945
Cigna Corp., Senior Notes	4.125%	11/15/25	2,499,000	2,874,031
Cigna Corp., Senior Notes	4.375%	10/15/28	22,102,000	26,175,553
Cigna Corp., Senior Notes	4.800%	8/15/38	3,370,000	4,278,227
Cigna Corp., Senior Notes	4.900%	12/15/48	3,130,000	4,132,672
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	373,368
CVS Health Corp., Senior Notes	3.350%	3/9/21	1,179,000	1,202,474
CVS Health Corp., Senior Notes	2.750%	12/1/22	188,000	196,246
CVS Health Corp., Senior Notes	3.700%	3/9/23	11,248,000	12,084,144
CVS Health Corp., Senior Notes	4.100%	3/25/25	6,601,000	7,470,066
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,600,000	5,173,118
CVS Health Corp., Senior Notes	3.625%	4/1/27	2,780,000	3,126,524
CVS Health Corp., Senior Notes	4.300%	3/25/28	35,724,000	41,808,863
CVS Health Corp., Senior Notes	3.750%	4/1/30	5,970,000	6,892,043
CVS Health Corp., Senior Notes	4.780%	3/25/38	14,000,000	17,417,944
CVS Health Corp., Senior Notes	4.125%	4/1/40	2,200,000	2,605,916
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,194,000	6,702,689
CVS Health Corp., Senior Notes	5.050%	3/25/48	8,548,000	11,215,331
CVS Health Corp., Senior Notes	4.250%	4/1/50	2,150,000	2,580,612

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
Humana Inc., Senior Notes	3.150%	12/1/22	$672,000	$704,756
Humana Inc., Senior Notes	4.500%	4/1/25	1,180,000	1,344,332
Humana Inc., Senior Notes	3.950%	3/15/27	3,726,000	4,230,650
Humana Inc., Senior Notes	3.125%	8/15/29	12,000,000	13,027,678
Humana Inc., Senior Notes	4.625%	12/1/42	779,000	947,340
Humana Inc., Senior Notes	4.950%	10/1/44	1,110,000	1,461,229
Humana Inc., Senior Notes	4.800%	3/15/47	242,000	316,482
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	3,126,000	3,128,734
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,442,000	1,445,858
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	2,624,000	2,721,423
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	950,000	994,320
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	2,140,000	2,332,583
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	4,001,000	4,561,623
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	2,390,000	2,435,982
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	830,000	995,010
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,320,000	5,577,154
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	824,717
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	5,230,000	5,607,382
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,576,000	2,311,969
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	1,640,000	2,100,025
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	2,460,000	3,229,369
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	4,227,000	5,010,110
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	6,030,000	6,380,567
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	6,499,000	7,979,290
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	2,130,000	2,285,439
Total Health Care Providers & Services				269,670,595
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	2,722,000	2,774,263	(a)
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	5,293,000	5,504,607	(a)
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	1,200,000	1,275,238	(a)
Bristol-Myers Squibb Co., Senior Notes	3.625%	5/15/24	537,000	591,686	(a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	15,977,000	17,302,623	(a)
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	4,765,000	5,424,275	(a)

See Notes to Financial Statements.

32	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — continued
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	$7,299,000	$8,197,469	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	23,036,000	26,858,348	(a)
Bristol-Myers Squibb Co., Senior Notes	5.250%	8/15/43	1,030,000	1,520,273	(a)
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	1,728,000	2,415,959	(a)
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	384,000	400,757
Johnson & Johnson, Senior Notes	3.700%	3/1/46	2,946,000	3,689,785
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	8,200,000	8,190,140
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	4,380,000	4,381,067
Pfizer Inc., Senior Notes	0.800%	5/28/25	9,780,000	9,783,014
Pfizer Inc., Senior Notes	2.625%	4/1/30	6,980,000	7,699,077
Pfizer Inc., Senior Notes	1.700%	5/28/30	6,200,000	6,310,895
Pfizer Inc., Senior Notes	2.550%	5/28/40	5,380,000	5,578,920
Pfizer Inc., Senior Notes	2.700%	5/28/50	24,195,000	25,132,205
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,245,000	1,819,796
Total Pharmaceuticals				144,850,397
Total Health Care				558,354,945
Industrials — 3.3%
Aerospace & Defense — 1.5%
Boeing Co., Senior Notes	4.875%	5/1/25	21,700,000	23,673,928
Boeing Co., Senior Notes	3.100%	5/1/26	1,379,000	1,406,268
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,530,142
Boeing Co., Senior Notes	2.800%	3/1/27	1,791,000	1,730,374
Boeing Co., Senior Notes	3.200%	3/1/29	5,382,000	5,332,445
Boeing Co., Senior Notes	5.150%	5/1/30	13,760,000	15,372,219
Boeing Co., Senior Notes	3.250%	2/1/35	14,057,000	12,831,727
Boeing Co., Senior Notes	5.875%	2/15/40	448,000	501,211
Boeing Co., Senior Notes	5.705%	5/1/40	8,710,000	9,945,810
Boeing Co., Senior Notes	3.750%	2/1/50	4,633,000	4,167,104
Boeing Co., Senior Notes	5.805%	5/1/50	20,210,000	23,922,270
Boeing Co., Senior Notes	5.930%	5/1/60	6,510,000	7,752,825
General Dynamics Corp., Senior Notes	4.250%	4/1/40	680,000	848,971
General Dynamics Corp., Senior Notes	4.250%	4/1/50	22,700,000	29,512,810
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	5,623,000	6,469,184
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	550,000	715,929

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Aerospace & Defense — continued
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	$7,093,000	$7,414,850
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	9,609,000	10,399,528
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	2,964,000	3,316,973
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	32,500,000	46,822,688
Raytheon Co., Senior Notes	3.125%	10/15/20	1,146,000	1,155,257
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	2,960,000	3,200,471	(a)
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	5,920,000	6,740,614
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	3,300,000	3,889,749
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	6,230,000	6,502,766
Raytheon Technologies Corp., Senior Notes	5.400%	5/1/35	18,000	24,415
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	833,000	1,039,718
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	12,100,000	12,922,740
Total Aerospace & Defense				250,142,986
Airlines — 0.1%
Continental Airlines Pass-Through
Trust, Senior Secured Trust	6.703%	6/15/21	212,629	209,706
Delta Air Lines Inc., Senior Notes	2.600%	12/4/20	2,650,000	2,606,723
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	5,160,000	5,019,011
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	4,030,000	3,818,633
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,440,000	1,169,002
Delta Air Lines Pass-Through Trust	6.821%	8/10/22	106,647	104,751
Total Airlines				12,927,826
Building Products — 0.2%
Carrier Global Corp., Senior Notes	1.923%	2/15/23	1,960,000	1,999,174	(a)
Carrier Global Corp., Senior Notes	2.242%	2/15/25	7,750,000	7,932,275	(a)
Carrier Global Corp., Senior Notes	2.493%	2/15/27	890,000	907,986	(a)
Carrier Global Corp., Senior Notes	2.722%	2/15/30	8,500,000	8,554,488	(a)
Carrier Global Corp., Senior Notes	2.700%	2/15/31	3,120,000	3,116,578	(a)

See Notes to Financial Statements.

34	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Building Products — continued
Carrier Global Corp., Senior Notes	3.377%	4/5/40	$3,300,000	$3,233,634	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	3,900,000	3,856,263	(a)
Total Building Products				29,600,398
Commercial Services & Supplies — 0.2%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	2,606,000	2,707,680
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	3,188,000	3,625,991
Republic Services Inc., Senior Notes	2.500%	8/15/24	3,645,000	3,879,474
Waste Management Inc., Senior Notes	4.600%	3/1/21	842,000	856,867
Waste Management Inc., Senior Notes	3.500%	5/15/24	958,000	1,044,742
Waste Management Inc., Senior Notes	3.200%	6/15/26	1,961,000	2,010,925
Waste Management Inc., Senior Notes	3.450%	6/15/29	2,731,000	2,815,240
Waste Management Inc., Senior Notes	4.000%	7/15/39	8,331,000	8,581,295
Waste Management Inc., Senior Notes	4.150%	7/15/49	6,812,000	8,556,878
Total Commercial Services & Supplies				34,079,092
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	5,615,000	5,908,650
Eaton Corp., Senior Notes	4.150%	11/2/42	2,524,000	2,988,148
Total Electrical Equipment				8,896,798
Industrial Conglomerates — 0.5%
3M Co., Senior Notes	2.375%	8/26/29	16,008,000	17,314,614
3M Co., Senior Notes	3.050%	4/15/30	4,580,000	5,191,643
3M Co., Senior Notes	3.700%	4/15/50	13,920,000	16,627,852
General Electric Co., Senior Notes	3.450%	5/1/27	1,390,000	1,423,951
General Electric Co., Senior Notes	3.625%	5/1/30	2,870,000	2,879,150
General Electric Co., Senior Notes	6.750%	3/15/32	788,000	959,455
General Electric Co., Senior Notes	5.875%	1/14/38	690,000	779,676
General Electric Co., Senior Notes	6.875%	1/10/39	25,683,000	31,586,519
General Electric Co., Senior Notes	4.250%	5/1/40	2,980,000	2,971,253
General Electric Co., Senior Notes	4.350%	5/1/50	3,830,000	3,794,162
Honeywell International Inc., Senior Notes	1.350%	6/1/25	4,670,000	4,786,121
Total Industrial Conglomerates				88,314,396
Machinery — 0.2%
Deere & Co., Senior Notes	3.100%	4/15/30	1,840,000	2,088,898

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Machinery — continued
Deere & Co., Senior Notes	3.750%	4/15/50	$18,940,000	$23,410,827
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	2,960,000	3,108,778	(a)
Otis Worldwide Corp., Senior Notes	2.293%	4/5/27	3,120,000	3,263,154	(a)
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	9,110,000	9,591,511	(a)
Total Machinery				41,463,168
Road & Rail — 0.3%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	2,257,000	2,556,678
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,460,000	4,738,226
Union Pacific Corp., Senior Notes	3.950%	9/10/28	10,066,000	11,967,973
Union Pacific Corp., Senior Notes	2.400%	2/5/30	6,030,000	6,437,558
Union Pacific Corp., Senior Notes	3.839%	3/20/60	8,150,000	9,469,615
Union Pacific Corp., Senior Notes	3.750%	2/5/70	6,680,000	7,485,169
Total Road & Rail				42,655,219
Trading Companies & Distributors — 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	4,630,000	4,643,132
Transportation Infrastructure — 0.2%
DP World PLC, Senior Notes	5.625%	9/25/48	28,679,000	31,417,644	(a)
Total Industrials				544,140,659
Information Technology — 2.7%
Communications Equipment — 0.0%††
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,730,000	2,210,486
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	1,881,000	2,478,872
Total Communications Equipment				4,689,358
Internet Software & Services — 0.2%
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	25,712,000	28,086,255	(a)
IT Services — 0.4%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	16,559,000	17,941,667
Mastercard Inc., Senior Notes	3.375%	4/1/24	2,552,000	2,824,914
Mastercard Inc., Senior Notes	3.850%	3/26/50	5,360,000	6,699,260
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	5,680,000	5,794,973
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	5,950,000	6,157,938
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	3,250,000	3,401,782
Visa Inc., Senior Notes	2.200%	12/14/20	1,361,000	1,370,092
Visa Inc., Senior Notes	3.150%	12/14/25	6,117,000	6,818,971
Visa Inc., Senior Notes	4.300%	12/14/45	6,563,000	8,694,847
Total IT Services				59,704,444

See Notes to Financial Statements.

36	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	$18,860,000	$19,318,242
Broadcom Inc., Senior Notes	2.250%	11/15/23	10,440,000	10,795,493	(a)
Broadcom Inc., Senior Notes	4.700%	4/15/25	15,520,000	17,506,194	(a)
Broadcom Inc., Senior Notes	3.150%	11/15/25	12,340,000	13,149,771	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	851,000	967,533
Intel Corp., Senior Notes	4.600%	3/25/40	3,010,000	3,986,735
Intel Corp., Senior Notes	4.750%	3/25/50	20,875,000	29,561,393
Intel Corp., Senior Notes	4.950%	3/25/60	6,360,000	9,391,282
Micron Technology Inc., Senior Notes	2.497%	4/24/23	6,190,000	6,438,456
NVIDIA Corp., Senior Notes	2.850%	4/1/30	3,870,000	4,314,374
NVIDIA Corp., Senior Notes	3.500%	4/1/40	8,680,000	10,160,795
NVIDIA Corp., Senior Notes	3.500%	4/1/50	22,630,000	26,004,144
NVIDIA Corp., Senior Notes	3.700%	4/1/60	6,630,000	7,924,742
NXP BV/NXP Funding LLC/NXP
USA Inc., Senior Notes	2.700%	5/1/25	4,090,000	4,294,175	(a)
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	9,000	9,588
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	4,150,000	4,222,587
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	5,000,000	6,219,804
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	6,484,000	8,369,686
Total Semiconductors & Semiconductor Equipment				182,634,994
Software — 0.7%
Adobe Inc., Senior Notes	2.300%	2/1/30	18,440,000	19,940,239
Microsoft Corp., Senior Notes	2.875%	2/6/24	6,985,000	7,533,101
Microsoft Corp., Senior Notes	2.700%	2/12/25	1,943,000	2,119,479
Microsoft Corp., Senior Notes	3.125%	11/3/25	8,660,000	9,714,074
Microsoft Corp., Senior Notes	2.400%	8/8/26	13,371,000	14,605,850
Microsoft Corp., Senior Notes	3.300%	2/6/27	24,180,000	27,691,947
Microsoft Corp., Senior Notes	3.450%	8/8/36	233,000	281,922
Microsoft Corp., Senior Notes	4.100%	2/6/37	29,000	37,486
Microsoft Corp., Senior Notes	3.700%	8/8/46	2,570,000	3,206,010
Microsoft Corp., Senior Notes	2.525%	6/1/50	16,000	16,776
Microsoft Corp., Senior Notes	3.950%	8/8/56	888,000	1,144,939
Microsoft Corp., Senior Notes	2.675%	6/1/60	187,000	195,743
salesforce.com Inc., Senior Notes	3.250%	4/11/23	4,424,000	4,756,343
salesforce.com Inc., Senior Notes	3.700%	4/11/28	17,872,000	20,876,905
Total Software				112,120,814
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., Senior Notes	2.000%	11/13/20	3,869,000	3,893,733
Apple Inc., Senior Notes	1.125%	5/11/25	16,150,000	16,509,835

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Technology Hardware, Storage & Peripherals — continued
Apple Inc., Senior Notes	2.450%	8/4/26	$9,994,000	$10,867,360
Apple Inc., Senior Notes	3.850%	8/4/46	4,111,000	5,142,686
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	16,299,000	16,755,983	(a)
Total Technology Hardware, Storage & Peripherals				53,169,597
Total Information Technology				440,405,462
Materials — 1.6%
Chemicals — 0.1%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	17,321,000	18,340,185	(a)
OCP SA, Senior Notes	4.500%	10/22/25	4,836,000	5,053,011	(a)
Total Chemicals				23,393,196
Metals & Mining — 1.3%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	9,018,000	9,473,480	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	5,355,000	5,968,904	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,212,000	2,366,381	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	13,750,000	13,634,797
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	8,857,000	8,982,605
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	752,000	1,013,608
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	8,508,000	11,450,441
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	395,000	409,177
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,863,000	10,890,547
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25, then USD 5 year ICE Swap Rate + 5.093% to 10/19/45, then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	4,890,000	5,655,016	(a)(b)
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	14,365,000	15,406,865	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	4,227,000	4,470,551	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	157,000	162,179	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	2,884,000	3,085,630	(a)

See Notes to Financial Statements.

38	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — continued
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	$13,020,000	$13,970,670	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	6,437,000	6,908,948	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	3,445,000	3,684,461	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	30,468,000	36,207,519
Southern Copper Corp., Senior Notes	5.875%	4/23/45	5,346,000	6,838,283
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	28,677,000	33,774,337
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	3,208,000	4,205,030
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	5,508,000	7,211,652
Total Metals & Mining				205,771,081
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	28,645,000	31,003,056
Total Materials				260,167,333
Real Estate — 0.0%††
Equity Real Estate Investment Trusts (REITs) — 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	3,923,000	4,051,539	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	1,406,728	(a)
Total Real Estate				5,458,267
Utilities — 1.1%
Electric Utilities — 1.0%
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	269,000	380,086
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,415,000	1,552,066	(a)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	9,618,000	10,133,140	(a)
Duke Energy Corp., Senior Notes	3.550%	9/15/21	779,000	801,020
Duke Energy Corp., Senior Notes	2.400%	8/15/22	7,657,000	7,947,256
Duke Energy Corp., Senior Notes	3.150%	8/15/27	3,979,000	4,413,096
Exelon Corp., Senior Notes	5.625%	6/15/35	1,984,000	2,609,452
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	3,824,000	4,137,697
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	2,770,000	2,798,071
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	15,102,000	17,110,236
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	25,020,000	36,587,093
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	1,970,000	2,500,551
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	7,057,000	8,428,691
Pacific Gas and Electric Co., Secured Bonds	1.750%	6/16/22	10,340,000	10,382,394

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Electric Utilities — continued
Pacific Gas and Electric Co., Secured Bonds	2.100%	8/1/27	$3,160,000	$3,135,194
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	4,000,000	3,923,320
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	1,240,000	1,211,678
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	2,790,000	2,703,454
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	3,743,000	3,952,833	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	6,672,000	7,696,786	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	16,014,000	18,164,600	(i)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	13,326,000	16,614,790	(a)
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,093,000	1,134,139
Total Electric Utilities				168,317,643
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	2,680,000	3,049,824
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,880,000	2,273,456
Total Multi-Utilities				5,323,280
Total Utilities				173,640,923
Total Corporate Bonds & Notes (Cost — $5,761,009,967)				6,125,198,471
Mortgage-Backed Securities — 23.9%
FHLMC — 4.1%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	10/1/25-3/1/50	69,213,385	73,749,926
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	145,674	169,989
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-3/1/50	49,320,172	53,913,836
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46-3/1/50	126,344,621	135,570,916

See Notes to Financial Statements.

40	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/47-3/1/50	$99,479,328	$105,576,345
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	8/1/48-3/1/50	72,173,958	78,378,125
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.286%)	2.542%	3/1/47	8,088,564	8,346,980	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/20-11/1/48	14,518,030	16,075,947
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-4/1/49	50,680,125	55,408,580
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/24-3/1/39	536,024	624,120
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32-9/1/39	323,336	373,487
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-2/1/49	13,676,085	14,746,579
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35-4/1/38	1,910,958	2,117,698
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-9/1/48	63,815,884	68,930,909
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	182,356	213,037
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41-11/1/48	51,781,544	56,248,600
Total FHLMC				670,445,074
FNMA — 15.7%
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-6/1/57	285,561,657	311,088,458
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-12/1/49	120,584,339	132,014,002
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-12/1/39	4,018,764	4,657,557
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	645,847	699,686
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	25,928	26,588
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	1,449,041	1,659,667
Federal National Mortgage Association (FNMA)	3.080%	1/1/28	4,692,730	5,221,728

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	3.070%	1/1/29	$1,563,000	$1,778,026
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	2,230,116	2,555,521
Federal National Mortgage Association (FNMA)	3.240%	5/1/29	337,000	389,235
Federal National Mortgage Association (FNMA)	3.260%	5/1/29	1,573,000	1,820,936
Federal National Mortgage Association (FNMA)	3.040%	6/1/29	1,791,118	2,041,237
Federal National Mortgage Association (FNMA)	2.790%	8/1/29	10,478,000	11,780,287
Federal National Mortgage Association (FNMA)	2.260%	2/1/30-4/1/30	11,520,699	12,506,492
Federal National Mortgage Association (FNMA)	2.300%	2/1/30	1,300,000	1,413,927
Federal National Mortgage Association (FNMA)	2.060%	3/1/30	4,591,487	4,953,957
Federal National Mortgage Association (FNMA)	2.140%	4/1/30	1,402,000	1,511,755
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-9/1/57	302,450,248	330,117,427
Federal National Mortgage Association (FNMA)	2.870%	7/1/31-8/1/31	4,025,000	4,568,583
Federal National Mortgage Association (FNMA)	2.765%	8/1/31	6,872,247	7,729,350
Federal National Mortgage Association (FNMA)	2.770%	8/1/31	3,858,000	4,340,991
Federal National Mortgage Association (FNMA)	2.850%	8/1/31	3,689,729	4,181,392
Federal National Mortgage Association (FNMA)	2.240%	10/1/31	2,100,000	2,281,281
Federal National Mortgage Association (FNMA)	2.400%	10/1/31	3,512,000	3,875,892
Federal National Mortgage Association (FNMA)	2.320%	2/1/32	2,100,000	2,301,708
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-5/1/40	808,729	938,756
Federal National Mortgage Association (FNMA)	1.850%	4/1/32	2,000,000	2,116,696

See Notes to Financial Statements.

42	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	1.950%	4/1/32	$1,600,000	$1,692,818
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	2,200,000	2,467,042
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	3,413,546	3,834,629	(b)
Federal National Mortgage Association (FNMA)	2.000%	7/1/35-7/1/50	398,000,000	409,665,286	(j)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	2,225,342	2,536,922
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-6/1/50	502,851,642	536,844,628
Federal National Mortgage Association (FNMA)	3.500%	12/1/37-3/1/57	375,393,133	401,300,653
Federal National Mortgage Association (FNMA)	4.000%	10/1/48	1,216,235	1,297,023	(k)
Federal National Mortgage Association (FNMA)	3.500%	2/1/50-4/1/50	148,434,998	158,026,139	(k)
Federal National Mortgage Association (FNMA)	2.500%	7/1/50	194,800,000	203,094,220	(j)
Federal National Mortgage Association (FNMA)	3.000%	7/1/50	0	0	(j)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.959%)	3.666%	11/1/35	339,147	350,681	(b)
Total FNMA				2,579,681,176
GNMA — 4.1%
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	27,105	30,173
Government National Mortgage Association (GNMA)	6.500%	10/15/23-8/15/34	3,312,612	3,854,490
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	12,614	13,378
Government National Mortgage Association (GNMA)	6.000%	11/15/28-6/15/35	1,774,148	2,035,598
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	165,789	192,487
Government National Mortgage Association (GNMA)	5.000%	1/15/40	40,433	46,249

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	$12,936,755	$13,765,574
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	8,851,816	9,494,254
Government National Mortgage Association (GNMA)	4.000%	3/15/50	896,329	949,694
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	2,272,013	2,612,737
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	502,102	582,763
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-2/20/50	161,519,225	173,528,292
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-4/20/50	114,169,943	124,524,767
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/50	107,286,430	114,676,524
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-1/20/50	56,154,470	59,623,875
Government National Mortgage Association (GNMA) II	4.000%	6/20/47-4/20/50	112,372,178	120,796,894
Government National Mortgage Association (GNMA) II	2.500%	7/1/50	47,000,000	49,478,516	(j)
Total GNMA				676,206,265
Total Mortgage-Backed Securities (Cost — $3,813,394,085)				3,926,332,515
U.S. Government & Agency Obligations — 11.9%
U.S. Government Agencies — 0.2%
Federal National Mortgage Association (FNMA)	4.500%	3/1/50	4,074,130	4,396,416	(k)
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	18,010,000	27,935,238
Total U.S. Government Agencies				32,331,654
U.S. Government Obligations — 11.7%
U.S. Treasury Bonds	3.625%	2/15/44	70,500,000	103,249,453
U.S. Treasury Bonds	2.875%	8/15/45	103,400,000	136,336,536
U.S. Treasury Bonds	2.750%	8/15/47	83,502,000	109,138,093
U.S. Treasury Bonds	3.000%	2/15/48	63,390,000	86,804,681
U.S. Treasury Bonds	3.125%	5/15/48	115,130,000	161,400,117
U.S. Treasury Bonds	3.000%	2/15/49	14,520,000	20,052,630
U.S. Treasury Bonds	2.250%	8/15/49	257,740,000	310,068,267
U.S. Treasury Bonds	2.000%	2/15/50	85,880,000	98,382,921

See Notes to Financial Statements.

44	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Bonds	1.250%	5/15/50	$304,200,000	$292,364,719
U.S. Treasury Notes	0.375%	4/30/25	470,000	472,203
U.S. Treasury Notes	0.250%	6/30/25	72,070,000	71,937,684
U.S. Treasury Notes	2.125%	5/31/26	44,780,000	49,320,972
U.S. Treasury Notes	1.875%	7/31/26	104,370,000	113,567,606
U.S. Treasury Notes	2.000%	11/15/26	30,410,000	33,399,921
U.S. Treasury Notes	0.500%	4/30/27	12,530,000	12,550,557
U.S. Treasury Notes	0.500%	6/30/27	237,680,000	237,902,825
U.S. Treasury Notes	0.625%	5/15/30	86,070,000	85,844,738
U.S. Treasury Strip Principal, STRIPS	0.000%	11/15/21	2,212,000	2,208,116
Total U.S. Government Obligations				1,925,002,039
Total U.S. Government & Agency Obligations (Cost — $1,796,710,001)				1,957,333,693
Collateralized Mortgage Obligations (l) — 6.8%
Alternative Loan Trust, 2006-OA8 1A1 (1 mo. USD LIBOR + 0.190%)	0.375%	7/25/46	711,709	611,418	(b)
APS Resecuritization Trust, 2015-3 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.960%)	1.166%	10/27/46	6,713,953	6,990,145	(a)(b)
Banc of America Funding Trust, 2005-E 8A1 (Cost of Funds for the 11th District of San Francisco + 1.430%, min. coupon of 1.430%)	2.170%	6/20/35	43,032	31,525	(b)
Banc of America Funding Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.150%)	0.318%	2/27/37	5,839,413	5,724,984	(a)(b)
Bear Stearns ARM Trust, 2004-9 24A1	4.667%	11/25/34	997,380	930,968	(b)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,280,000	13,447,550	(b)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.435%	7/15/35	21,879,000	20,826,574	(a)(b)
BX Commercial Mortgage Trust, 2019-IMC A (1 mo. USD LIBOR + 1.000%)	1.185%	4/15/34	8,956,000	8,627,280	(a)(b)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.105%	10/15/36	7,069,964	7,034,801	(a)(b)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	4,209,000	4,682,209	(b)
CHL Mortgage Pass-Through Trust, 2005-9 2A1 (1 mo. USD LIBOR + 0.440%)	0.625%	5/25/35	288,962	219,405	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (l) — continued
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.762%	4/25/35	$31,496	$24,776	(b)
CHT Mortgage Trust, 2017-CSMO A (1 mo. USD LIBOR + 0.930%)	1.115%	11/15/36	5,821,000	5,589,280	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,773,000	1,904,632
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	8,956,000	10,009,487
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,658,782	(b)
Citigroup Commercial Mortgage Trust, 2019-C7-A4	3.102%	12/15/72	17,000,000	19,065,423
Citigroup Commercial Mortgage Trust, 2019-SMRT A	4.149%	1/10/36	12,269,000	13,231,226	(a)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	4,057,000	4,273,875	(a)(b)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	448,000	474,416
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	394,000	411,962	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.240%	10/10/46	188,000	178,626	(b)
Commercial Mortgage Trust, 2014-277P A	3.732%	8/10/49	2,830,000	3,042,700	(a)(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.330%	3/10/47	16,299,406	548,454	(b)
Commercial Mortgage Trust, 2015-CR24 AM	4.028%	8/10/48	7,541,000	8,086,958	(b)
Commercial Mortgage Trust, 2017-PANW A	3.244%	10/10/29	9,771,000	10,092,417	(a)
CSAIL Commercial Mortgage Trust, 2018-C14 A4	4.422%	11/15/51	14,929,000	17,663,091	(b)
CSAIL Commercial Mortgage Trust, 2019-C15 A4	4.053%	3/15/52	13,433,000	15,570,041
CSMC Trust, 2015-12R 2A1	0.987%	11/30/37	9,933,148	9,722,293	(a)(b)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	12,186,888	12,620,401	(a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	58,331,105	60,743,609	(a)(b)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.165%	5/15/36	24,332,000	24,162,717	(a)(b)
CSMC Trust, 2019-NQM1 A1	2.656%	10/25/59	27,290,216	27,902,647	(a)
CSMC Trust, 2019-RPL9 A1	3.092%	10/27/59	41,310,045	42,867,624	(a)(b)

See Notes to Financial Statements.

46	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (l) — continued
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	0.635%	6/25/34	$63,417	$58,633	(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust Series, 2006-PR1 4AF1 (1 mo. USD LIBOR + 0.290%)	0.475%	4/15/36	5,589,943	4,831,952	(a)(b)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	14,477,062	14,939,144	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX	1.666%	8/27/28	10,000,000	1,138,588	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 X1, IO	0.704%	3/25/29	25,035,947	1,100,613	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	1.092%	5/25/29	20,203,911	1,451,380	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	8,004,388
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K016 X1, IO	1.635%	10/25/21	1,528,350	23,510	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K062 X1, IO	0.435%	12/25/26	272,044,967	5,036,695	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K072 X1, IO	0.494%	12/25/27	92,624,909	2,287,307	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 A2	3.505%	3/25/29	3,571,000	4,246,081
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K092 X1, IO	0.852%	4/25/29	17,891,960	982,753	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K095 X1, IO	1.082%	6/25/29	15,644,945	1,129,781	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K095 XAM, IO	1.372%	6/25/29	10,114,000	996,458	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (l) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K099 X1, IO	1.006%	9/25/29	$8,190,967	$568,695	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.949%	10/25/29	14,386,557	955,775	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K735 X1, IO	1.102%	5/25/26	16,105,732	789,527	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.437%	7/25/26	16,576,090	1,098,660	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.752%	10/25/26	34,975,749	1,202,949	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1513 A3	2.797%	8/25/34	1,694,000	1,953,528
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.204%	6/25/27	17,482,573	1,043,192	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	1,786,887	2,136,034
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 1345 A, PO	0.000%	7/15/22	12	12
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2019-RR01 X, IO	1.534%	6/25/28	15,000,000	1,637,175	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	2,718,771	3,102,347
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	6.105%	11/15/36	439,174	91,591	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.245%	2/15/37	1,122,927	266,026	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	5.845%	9/15/37	853,967	187,507	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	6.045%	1/15/40	246,837	57,247	(b)

See Notes to Financial Statements.

48	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (l) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	$950,847	$1,053,981
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.765%	10/15/41	914,211	159,268	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	6.305%	12/15/41	473,973	108,500	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.865%	8/15/39	791,204	164,079	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.815%	8/15/42	1,467,541	262,325	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	942,553	97,003
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.015%	5/15/39	549,436	34,282	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4194 BI, IO	3.500%	4/15/43	3,401,504	343,872
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.065%	9/15/42	848,846	141,973	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	1,430,826	94,944
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	942,563	51,788
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4310 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.765%	2/15/44	1,755,455	296,077	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4335 SW, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.815%	5/15/44	695,030	136,156	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	3.371%	4/15/41	925,108	56,177	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	12,015,689	12,614,938
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	8,768,412	9,169,263

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (l) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	$8,465,225	$8,772,110
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	348,769	26,900
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.915%	8/15/44	465,385	102,882	(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.815%	12/15/46	6,620,259	1,397,880	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1 M2 (1 mo. USD LIBOR + 2.200%)	2.385%	2/25/24	1,244,250	1,248,509	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN2 M2 (1 mo. USD LIBOR + 1.650%)	1.835%	4/25/24	638,129	633,673	(b)
Federal National Mortgage Association (FNMA) — CAS, 2017- C01 1ED1 (1 mo. USD LIBOR + 1.250%)	1.435%	7/25/29	22,672,767	22,598,972	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2012-M13 X2, IO	0.737%	5/25/22	67,466,542	595,628	(b)
Federal National Mortgage Association (FNMA) ACES, 2013-M1 X2, IO	0.643%	8/25/22	48,047,173	393,530	(b)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.552%	2/25/43	765,766	857,621	(b)
Federal National Mortgage Association (FNMA) ACES, 2014-M3 X2, IO	0.095%	1/25/24	55,794,545	579,432	(b)
Federal National Mortgage Association (FNMA) ACES, 2015-M4, X2, IO	0.483%	7/25/22	22,600,648	144,635	(b)
Federal National Mortgage Association (FNMA) ACES, 2015-M7 X2, IO	0.568%	12/25/24	119,060,816	2,118,360	(b)

See Notes to Financial Statements.

50	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (l) — continued
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	$1,900,000	$2,132,711	(b)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.228%	4/25/28	1,099,899	1,240,014	(b)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	4,437,660
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	4,648,000	5,577,557
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	8,418,000	9,744,189
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	9,466,061	10,972,293
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.945%	6/25/34	5,976,216	398,068	(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.706%	6/25/29	9,969,853	435,332	(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	635,862	703,670
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	5,599,177	6,098,618	(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M27 A2	2.700%	11/25/40	2,000,000	2,253,670
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	8,573,406	8,981,675
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,668,709	1,783,511
Federal National Mortgage Association (FNMA) REMIC, 1991-97 KA, IO	1,009.250%	8/25/21	5	29

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	51

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (l) — continued
Federal National Mortgage Association (FNMA) REMIC, 1992-96 B, PO, PAC	0.000%	5/25/22	$6	$6
Federal National Mortgage Association (FNMA) REMIC, 2006-115 EI, IO (-1.000 x 1 mo. USD LIBOR + 6.640%)	6.456%	12/25/36	928,317	231,103	(b)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.296%	4/25/40	564,405	109,556	(b)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	4,246,529	4,530,970
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	863,052	1,016,888
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	6.516%	10/25/26	427,844	53,896	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	102,208	112,114
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.316%	4/25/42	1,255,219	262,127	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	805,229	947,288
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	316,416	390,809
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.466%	2/25/41	214,504	17,924	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	60,802	58,375

See Notes to Financial Statements.

52	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (l) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA,IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.466%	3/25/42	$1,070,891	$210,159	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	121,605	116,649
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS,IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.416%	7/25/42	315,598	65,159	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	474,439	29,759
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.966%	12/25/42	985,319	189,552	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS,IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.966%	12/25/42	645,149	122,012	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	1,527,652	1,858,184
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	3,828,333	4,425,870
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	1,398,463	169,081
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	1,311,262	49,669
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	2,049,391	238,861
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.966%	6/25/43	2,334,267	571,604	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	53

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (l) — continued
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.766%	12/25/43	$4,722,205	$1,009,719	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-126 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.966%	9/25/41	2,113,097	311,760	(b)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	3.141%	8/25/44	2,478,784	169,149	(b)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS,IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.966%	8/25/45	1,057,363	271,242	(b)
Federal National Mortgage Association (FNMA) REMIC, 2016-60 QS,IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.916%	9/25/46	6,109,866	1,269,619	(b)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.916%	10/25/57	13,079,043	2,461,159	(b)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.016%	11/25/47	3,898,893	738,449	(b)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	6,100,000	6,065,687	(e)(f)
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	332,969	61,653
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	119,758	15,836
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	62,344	8,384	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	58,445	8,352	(b)

See Notes to Financial Statements.

54	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (l) — continued
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	$80,865	$10,832
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	411,986	78,342
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	1,356,351	79,189
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	1,709,641	99,222
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	1,574,326	188,529
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	1,708,662	234,923
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	1,232,554	174,790
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	721,605	109,376
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	19,787,729	20,429,215	(a)(b)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	44,816,663	136,220	(a)
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	5,367,419	5,496,318	(a)(b)
GE Business Loan Trust, 2007-1A A (1 mo. USD LIBOR + 0.170%)	0.355%	4/15/35	508,852	471,213	(a)(b)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.310%	3/20/39	44,495	910	(b)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.290%	4/20/40	125,858	26,418	(b)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	2,962,894	3,147,137

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	55

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (l) — continued
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	$680,705	$737,631
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	6.360%	6/20/40	1,859,940	446,686	(b)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.460%	1/20/40	191,483	17,748	(b)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	4,149,837	4,383,514
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	0.724%	3/20/60	1,544,663	1,546,071	(b)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	1.174%	5/20/60	734,141	742,534	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.653%	8/20/58	534,210	532,296	(b)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	0.683%	12/20/60	986,995	983,481	(b)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	0.703%	12/20/60	1,680,459	1,676,070	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	0.803%	1/20/61	1,221,261	1,220,997	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	0.803%	12/20/60	1,383,224	1,382,887	(b)
Government National Mortgage Association (GNMA), 2011-H6 FA (1 mo. USD LIBOR + 0.450%)	0.753%	2/20/61	1,163,656	1,161,897	(b)
Government National Mortgage Association (GNMA), 2011-H8 FG (1 mo. USD LIBOR + 0.480%)	0.783%	3/20/61	2,062,453	2,061,077	(b)

See Notes to Financial Statements.

56	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (l) — continued
Government National Mortgage Association (GNMA), 2011-H9 AF (1 mo. USD LIBOR + 0.500%)	0.803%	3/20/61	$1,573,078	$1,572,794	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.927%	4/16/53	16,508,966	407,562	(b)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.860%	3/20/42	2,038,784	486,349	(b)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.226%	3/16/49	7,516,294	41,891	(b)
Government National Mortgage Association (GNMA), 2012-66 CI, IO	3.500%	2/20/38	882,904	29,550
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	173,880	10,531
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.905%	8/16/42	893,335	188,609	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.232%	2/16/53	10,297,519	109,953	(b)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.005%	10/16/42	912,478	208,693	(b)
Government National Mortgage Association (GNMA), 2013-002 IO, IO	0.351%	5/16/54	11,064,644	163,647	(b)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.189%	10/16/48	84,787,689	1,086,096	(b)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.498%	11/16/47	32,376,832	795,016	(b)
Government National Mortgage Association (GNMA), 2013-107 AD	2.694%	11/16/47	7,687,546	8,137,311	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.035%	9/16/44	10,758,686	399,005	(b)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.201%	2/16/46	13,133,786	496,027	(b)
Government National Mortgage Association (GNMA), 2013-188 CI, IO	3.500%	3/20/39	1,945,878	43,183
Government National Mortgage Association (GNMA), 2014-005 SP, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.955%	6/16/43	769,775	100,727	(b)
Government National Mortgage Association (GNMA), 2014-17 AM	2.580%	6/16/48	626,288	656,254	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	57

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (l) — continued
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.128%	2/16/48	$2,091,632	$31,076	(b)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.753%	9/16/55	7,505,844	336,195	(b)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.010%	8/20/44	7,606,398	1,817,133	(b)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	1,581,609	110,539
Government National Mortgage Association (GNMA), 2014-175 AB	2.600%	6/16/47	708,583	717,931
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.700%	8/16/54	22,065,162	805,769	(b)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.871%	4/16/55	27,931,826	1,198,496	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	2,703,921	430,311
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	14,288,025	2,568,624
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.905%	10/16/46	2,243,433	629,442	(b)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.646%	8/16/58	14,592,627	706,972	(b)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.760%	7/16/58	9,317,099	523,468	(b)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.739%	2/16/59	12,444,550	742,116	(b)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.665%	4/16/57	16,737,464	889,471	(b)
Government National Mortgage Association (GNMA), 2017-157 IO	0.570%	12/16/59	12,832,807	662,009	(b)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.664%	3/16/60	5,935,271	315,936	(b)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.413%	11/20/67	736,354	76,055	(b)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	3,175,285	3,338,471
Government National Mortgage Association (GNMA), 2018-119 IO, IO	0.658%	5/16/60	14,590,422	895,124	(b)

See Notes to Financial Statements.

58	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (l) — continued
Government National Mortgage Association (GNMA), 2018-130 A	3.250%	5/16/59	$5,269,943	$5,508,987
Government National Mortgage Association (GNMA), 2018-H6 PF (1 mo. USD LIBOR + 0.300%)	0.603%	2/20/68	6,807,058	6,770,583	(b)
Government National Mortgage Association (GNMA), 2018-H7 FD (1 mo. USD LIBOR + 0.300%)	0.603%	5/20/68	10,706,867	10,646,740	(b)
Government National Mortgage Association (GNMA), 2018-H8 KF (1 mo. USD LIBOR + 0.300%)	0.603%	5/20/68	4,985,594	4,952,798	(b)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	13,559,189	14,222,076
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	6,907,996	7,236,896
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	6,042,581	6,497,418
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	11,928,002	2,030,773
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	3,881,169	692,113
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.340%	5/20/70	13,409,060	14,002,687	(b)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.440%	4/20/70	12,271,685	12,613,886	(b)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	1.485%	9/15/31	26,400,000	25,312,346	(a)(b)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.500%)	2.685%	9/15/31	31,936,000	30,193,444	(a)(b)
GS Mortgage Securities Corp. Trust, 2013-GC16 B	5.161%	11/10/46	1,003,000	1,074,926	(b)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	10,290,000	11,523,155
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.370%)	0.560%	6/20/35	4,957,471	4,961,040	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	59

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (l) — continued
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	3.555%	9/25/35	$19,391	$15,795	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.053%	1/15/47	439,000	461,119	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.706%	9/15/47	1,379,000	1,162,604	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	1,791,000	1,829,037
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.935%	5/15/28	2,451,692	2,405,939	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT A (1 mo. USD LIBOR + 1.150%)	1.335%	7/15/34	21,056,606	20,110,699	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT B (1 mo. USD LIBOR + 2.200%)	2.385%	7/15/34	9,816,858	9,006,258	(a)(b)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	29,064,700	29,856,830	(a)(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	25,671,018	26,274,782	(a)(b)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	277,097	233,533	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	53,771	47,109	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	0.535%	5/25/35	425,751	200,129	(a)(b)
Merrill Lynch Mortgage Investors Trust Series, 2005-A8 A3A3 (1 mo. USD LIBOR + 0.370%)	0.555%	8/25/36	7,596,835	7,490,681	(b)
Merrill Lynch Mortgage Investors Trust Series, 2005-A9 3A1	4.040%	12/25/35	22,004	18,045	(b)
Merrill Lynch Mortgage Investors Trust Series MLCC, 2006-1 1A	3.479%	2/25/36	53,096	50,622	(b)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	1.035%	11/15/34	2,134,024	1,993,375	(a)(b)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.585%	5/15/36	19,362,000	17,260,261	(a)(b)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.194%	3/15/52	42,083,736	2,978,771	(b)

See Notes to Financial Statements.

60	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (l) — continued
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.386%	7/25/35	$469,076	$415,222	(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	6,358,000	6,281,078	(a)(b)
NAAC Reperforming Loan REMIC Trust Certificates Series, 2004-R3 A1	6.500%	2/25/35	156,763	155,850	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	15,583,000	15,397,470	(a)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	7,276,576	7,788,335	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	10,875,541	11,730,713	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	12,400,746	13,403,573	(a)(b)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	13,188,146	14,072,092	(a)(b)
New Residential Mortgage Loan Trust, 2018-3A A1	4.500%	5/25/58	17,797,059	19,267,899	(a)(b)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	20,158,986	21,672,583	(a)(b)
New Residential Mortgage Loan Trust, 2019-4A A1B	3.500%	12/25/58	22,440,828	23,902,089	(a)(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2 A5	5.476%	5/25/35	66,996	46,613
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	1,216,603	1,232,462	(a)(b)
Nomura Resecuritization Trust, 2015-5R 4A1 (1 mo. USD LIBOR + 0.140%)	2.330%	7/26/37	4,923,546	4,922,969	(a)(b)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	362,453	363,070	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	16,283,398	13,381,424	(a)
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	1.939%	6/15/33	7,559,000	7,427,470	(a)(b)
SBALR Commercial Mortgage Trust, 2020-RR1 A3	2.825%	2/13/53	22,200,000	23,814,102	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2005-19XS 1A1 (1 mo. USD LIBOR + 0.320%)	0.505%	10/25/35	256,708	239,834	(b)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9 1A7	4.275%	9/25/33	10,091	9,724	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	61

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (l) — continued
WaMu Mortgage Pass-Through Certificates Series Trust, 2007-HY4 4A1	3.487%	9/25/36	$118,246	$105,760	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A2 (1 mo. USD LIBOR + 0.290%)	0.475%	12/25/45	40,204	38,838	(b)
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, 2004-RA1 2A	7.000%	3/25/34	2,569	2,724
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	2,487,156	2,453,785	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, IO	1.252%	5/15/48	33,713,049	1,374,616	(b)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	224,000	231,889	(b)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.192%	3/15/47	7,945,544	210,401	(b)
WFRBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	4,621,000	4,678,427	(b)
WFRBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.188%	8/15/47	26,112,090	857,098	(b)
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,611,000	2,766,151
Total Collateralized Mortgage Obligations (Cost — $1,113,553,213)				1,125,655,800
Asset-Backed Securities — 5.4%
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	2.107%	5/1/26	1,042,829	1,042,163	(a)(b)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	2.277%	5/1/27	3,363,972	3,364,214	(a)(b)
Allegro CLO XI Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	3.227%	1/19/33	7,750,000	7,513,338	(a)(b)
AMMC CLO 16 Ltd., 2015-16A AR (3 mo. USD LIBOR + 1.260%)	2.571%	4/14/29	2,450,000	2,418,520	(a)(b)
AMMC CLO XI Ltd., 2012-011A A1R2 (3 mo. USD LIBOR + 1.010%)	1.770%	4/30/31	1,543,000	1,492,825	(a)(b)
AMMC CLO XII Ltd., 2013-012A AR (3 mo. USD LIBOR + 1.200%)	1.648%	11/10/30	4,791,000	4,686,183	(a)(b)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	1.220%	7/25/32	271,082	267,483	(b)

See Notes to Financial Statements.

62	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Apex Credit CLO Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.470%)	2.490%	4/24/29	$7,146,789	$7,050,958	(a)(b)
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	11,221,000	9,959,535	(a)
Ares LII CLO Ltd., 2019-52A B (3 mo. USD LIBOR + 1.850%)	2.948%	4/22/31	4,478,000	4,406,146	(a)(b)
Ares XLIV CLO Ltd., 2017-44A A2 (3 mo. USD LIBOR + 1.350%)	2.569%	10/15/29	1,582,000	1,534,682	(a)(b)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	2.139%	4/15/30	8,060,000	7,857,952	(a)(b)
Argent Securities Trust, 2006-W4 A2B (1 mo. USD LIBOR + 0.110%)	0.295%	5/25/36	107,089	37,883	(b)
Avery Point VII CLO Ltd., 2015-7A AR (3 mo. USD LIBOR + 1.140%)	2.359%	1/15/28	1,773,000	1,748,295	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	13,433,000	13,648,987	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	17,911,000	17,713,800	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A A	2.330%	8/20/26	30,670,000	29,764,517	(a)
Bain Capital Credit CLO, 2017-1A B (3 mo. USD LIBOR + 1.800%)	2.935%	7/20/30	250,000	244,119	(a)(b)
Bain Capital Credit CLO, 2020-1A A1 (3 mo. USD LIBOR + 1.190%)	2.457%	4/18/33	4,650,000	4,542,199	(a)(b)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	2.135%	4/20/31	5,373,000	5,217,607	(a)(b)
Ballyrock CLO Ltd., 2019-2A A1B (3 mo. USD LIBOR + 1.750%)	2.127%	11/20/30	1,500,000	1,472,636	(a)(b)
Bear Stearns Asset Backed Securities I Trust, 2004-HE10 M1 (1 mo. USD LIBOR + 0.975%)	1.160%	12/25/34	4,583,683	4,428,283	(b)
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR (3 mo. USD LIBOR + 1.250%)	2.385%	1/20/29	6,269,000	6,183,127	(a)(b)
BlueMountain CLO Ltd., 2012-2A AR2 (3 mo. USD LIBOR + 1.050%)	1.427%	11/20/28	1,700,000	1,677,230	(a)(b)
BlueMountain CLO Ltd., 2013-2A A1R (3 mo. USD LIBOR + 1.180%)	2.278%	10/22/30	249,008	244,330	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	2.641%	4/13/27	7,649,097	7,628,116	(a)(b)
BlueMountain CLO XXII Ltd., 2018- 22A A1 (3 mo. USD LIBOR + 1.080%)	2.299%	7/15/31	8,000,000	7,788,016	(a)(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	63

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	1.540%	11/23/25	$2,023,868	$2,018,471	(a)(b)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	2.797%	12/27/39	3,607,292	3,681,060	(b)
California Street CLO IX LP, 2012-9A AR2 (3 mo. USD LIBOR + 1.320%)	3.163%	7/16/32	6,298,000	6,215,484	(a)(b)
Canyon CLO Ltd., 2020-1A A (3 mo. USD LIBOR + 1.920%)	2.319%	7/15/28	5,000,000	5,012,500	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	2.041%	7/27/31	16,304,883	15,819,731	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.887%	7/28/28	5,750,000	5,648,691	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	2.835%	4/20/29	6,605,000	6,440,694	(a)(b)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	2.385%	7/20/30	1,000,000	983,250	(a)(b)
CBAM Ltd., 2017-2A B1 (3 mo. USD LIBOR + 1.750%)	2.885%	10/17/29	7,778,000	7,593,895	(a)(b)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	2.225%	10/20/28	1,791,000	1,768,647	(a)(b)
CERBERUS LOAN FUNDING XXVII LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	3.019%	1/15/32	1,950,000	1,900,234	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	2.119%	4/23/29	3,250,000	3,192,176	(a)(b)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	9,276,238	9,989,906	(a)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	0.525%	12/25/36	267,407	178,225	(a)(b)
Credit-Based Asset Servicing & Securitization LLC, 1999-3 A	14.589%	2/3/29	5,886	4,772	(a)(b)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	36,081,107	36,872,427	(a)(b)
CSMC Trust, 2017-RPL1 M1	3.069%	7/25/57	22,223,700	21,484,806	(a)(b)
Cumberland Park CLO Ltd., 2015-2A CR (3 mo. USD LIBOR + 1.800%)	2.935%	7/20/28	1,750,000	1,685,476	(a)(b)
Cutwater Ltd., 2014-1A A1AR (3 mo. USD LIBOR + 1.250%)	2.469%	7/15/26	1,534,561	1,525,440	(a)(b)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	10,525,807	10,642,852	(a)

See Notes to Financial Statements.

64	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	2.419%	7/15/30	$8,351,000	$8,248,015	(a)(b)
Dryden XXV Senior Loan Fund, 2012- 25A ARR (3 mo. USD LIBOR + 0.900%)	2.119%	10/15/27	5,354,800	5,302,130	(a)(b)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	2,232,770	2,468,443
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	340,000	369,706
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	21,335,000	23,013,493
Fortress Credit BSL VII Ltd., 2019-1A A2 (3 mo. USD LIBOR + 2.000%)	3.043%	7/23/32	6,717,000	6,557,525	(a)(b)
Fortress Credit Opportunities XIII CLO Ltd., 2020-13A A (3 mo. USD LIBOR + 2.250%)	2.552%	7/15/28	1,500,000	1,500,375	(a)(b)(k)
Galaxy CLO Ltd., 2013-15A BR (3 mo. USD LIBOR + 1.600%)	2.819%	10/15/30	10,971,000	10,559,149	(a)(b)
Galaxy CLO Ltd., 2015-19A A1R (3 mo. USD LIBOR + 1.220%)	2.240%	7/24/30	4,690,000	4,595,656	(a)(b)
Golub Capital Partners CLO 36m Ltd., 2018-36A A (3 mo. USD LIBOR + 1.300%)	1.841%	2/5/31	2,250,000	2,158,990	(a)(b)
Golub Capital Partners CLO 45M Ltd., 2019-45A A (3 mo. USD LIBOR + 1.720%)	2.855%	10/20/31	10,568,000	10,195,711	(a)(b)
Golub Capital Partners CLO 47M Ltd., 2020-47A C1 (3 mo. USD LIBOR + 3.250%)	3.552%	5/5/32	1,250,000	1,200,586	(a)(b)
Golub Capital Partners CLO 47M Ltd.	0.000%	7/20/32	2,750,000	2,750,000	(a)(b)(k)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	2.229%	4/15/31	6,680,000	6,532,706	(a)(b)
Greywolf CLO V Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.160%)	2.151%	1/27/31	3,199,969	3,132,798	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	2.395%	1/20/30	9,450,000	9,360,811	(a)(b)
GSAA Home Equity Trust, 2005-9 2A4 (1 mo. USD LIBOR + 0.430%)	0.615%	8/25/35	4,012,010	4,022,013	(b)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	2.071%	7/25/27	2,314,187	2,284,929	(a)(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	65

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Halsey Point CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	3.257%	1/20/33	$17,310,000	$16,974,013	(a)(b)
HSI Asset Securitization Corp. Trust, 2006-OPT3 3A3 (1 mo. USD LIBOR + 0.180%)	0.365%	2/25/36	632,260	630,220	(b)
ICG US CLO LLC, 2015-2RA A1 (3 mo. USD LIBOR + 1.370%)	3.083%	1/16/33	1,750,000	1,684,587	(a)(b)
Jackson Mill CLO Ltd., 2015-1A AR (3 mo. USD LIBOR + 0.830%)	2.049%	4/15/27	8,632,297	8,513,206	(a)(b)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	2.569%	7/15/26	14,385,000	14,224,176	(a)(b)
Jamestown CLO X Ltd., 2017-10A A1 (3 mo. USD LIBOR + 1.250%)	2.385%	7/17/29	2,015,000	1,993,302	(a)(b)
Jamestown CLO X Ltd., 2017-10A A2 (3 mo. USD LIBOR + 1.850%)	2.985%	7/17/29	5,821,000	5,623,383	(a)(b)
KKR CLO 14 Ltd., 14 BR (3 mo. USD LIBOR + 1.800%)	3.019%	7/15/31	600,000	580,852	(a)(b)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	2.385%	1/20/29	10,971,000	10,811,131	(a)(b)
KKR CLO 16 Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	2.935%	1/20/29	4,621,000	4,514,232	(a)(b)
KKR CLO 20 Ltd., 20 A (3 mo. USD LIBOR + 1.130%)	2.306%	10/16/30	5,750,000	5,580,571	(a)(b)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	2.219%	4/15/31	4,787,000	4,612,179	(a)(b)
KKR Financial CLO Ltd., 2017-A (3 mo. USD LIBOR + 1.340%)	2.559%	4/15/29	8,284,000	8,170,799	(a)(b)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	2.256%	7/16/31	3,728,000	3,640,336	(a)(b)
LCM XIV LP, 14A AR (3 mo. USD LIBOR + 1.040%)	2.175%	7/20/31	10,700,000	10,426,647	(a)(b)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	2.459%	7/15/27	3,839,000	3,812,062	(a)(b)
LCM XX LP, 20A AR (3 mo. USD LIBOR + 1.040%)	2.175%	10/20/27	3,780,000	3,731,495	(a)(b)
LCM XXIV Ltd., 2024A A (3 mo. USD LIBOR + 1.310%)	2.445%	3/20/30	10,290,000	10,168,671	(a)(b)
Legacy Mortgage Asset Trust, 2019- GS5 A1	3.200%	5/25/59	25,080,224	25,022,695	(a)

See Notes to Financial Statements.

66	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. USD LIBOR + 0.520%)	0.710%	1/21/31	$41,892	$40,952	(b)
Long Beach Mortgage Loan Trust, 2004-6 A3 (1 mo. USD LIBOR + 1.300%)	1.485%	11/25/34	422,424	422,826	(b)
Long Beach Mortgage Loan Trust, 2005-2 M4 (1 mo. USD LIBOR + 0.930%)	1.115%	4/25/35	744,472	745,578	(b)
Magnetite XVII Ltd., 2016-17A AR (3 mo. USD LIBOR + 1.100%)	2.235%	7/20/31	4,478,000	4,390,231	(a)(b)
Magnetite XVIII Ltd., 2016-18A AR (3 mo. USD LIBOR + 1.080%)	1.472%	11/15/28	4,917,000	4,853,231	(a)(b)
Marathon CLO XIII Ltd., 2019-1A A1BL (3 mo. USD LIBOR + 2.000%)	3.219%	4/15/32	4,702,000	4,529,300	(a)(b)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	2.819%	7/15/29	4,000,000	3,825,748	(a)(b)
Monroe Capital BSL CLO Ltd., 2015-1A BR (3 mo. USD LIBOR + 1.750%)	2.108%	5/22/27	1,724,000	1,686,425	(a)(b)
Morgan Stanley Resecuritization Trust, 2015-R7 1A	4.250%	2/26/29	2,888,268	2,972,856	(a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	2.735%	10/20/30	6,090,000	5,873,257	(a)(b)
Navient Private Education Refi Loan Trust, 2020-A A2A	2.460%	11/15/68	16,730,000	17,132,350	(a)
Navient Private Education Refi Loan Trust, 2020-BA A2	2.120%	1/15/69	28,990,000	29,474,110	(a)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	1.485%	3/25/66	8,956,000	8,692,108	(a)(b)
Nelnet Student Loan Trust, 2007-1 A4 (3 mo. USD LIBOR + 0.110%)	0.470%	8/27/36	21,637,000	20,309,799	(b)
Newark BSL CLO 2 Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.270%)	2.261%	7/25/30	2,160,000	2,138,925	(a)(b)
Ocean Trails CLO IV, 2013-4A AR (3 mo. USD LIBOR + 0.900%)	1.334%	8/13/25	282,072	281,710	(a)(b)
Octagon Investment Partners 45 Ltd., 2019-1A A (3 mo. USD LIBOR + 1.330%)	2.549%	10/15/32	9,750,000	9,634,502	(a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	1.400%	5/23/31	5,330,000	5,217,644	(a)(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	67

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	1.732%	11/15/32	$2,740,000	$2,708,791	(a)(b)
Owl Rock CLO III Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	2.968%	4/20/32	14,280,000	13,584,478	(a)(b)
RAAC Series Trust, 2007-RP1 A (1 mo. USD LIBOR + 0.290%)	0.475%	5/25/46	9,780,913	9,681,589	(a)(b)
Recette CLO Ltd., 2015-1A AR (3 mo. USD LIBOR + 0.920%)	2.055%	10/20/27	4,954,037	4,899,384	(a)(b)
Regatta VI Funding Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.080%)	2.215%	7/20/28	9,785,000	9,631,287	(a)(b)
Romark CLO III Ltd., 2019-3A A1 (3 mo. USD LIBOR + 1.370%)	2.589%	7/15/32	4,380,000	4,305,448	(a)(b)
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	5,458,319	5,844,815
Seneca Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.120%)	2.255%	7/17/26	670,021	669,221	(a)(b)
Seven Sticks CLO Ltd., 2016-1A A1R (3 mo. USD LIBOR + 1.050%)	2.269%	7/15/28	9,027,692	8,928,065	(a)(b)
Shackleton CLO Ltd., 2013-3A AR (3 mo. USD LIBOR + 1.120%)	2.339%	7/15/30	896,000	878,422	(a)(b)
SLM Student Loan EDC Repackaging Trust, 2013-M1 M1	3.500%	10/28/29	114,074	114,018	(a)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	1.141%	3/25/44	24,941,000	23,316,902	(b)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	1.185%	6/15/37	10,245,000	10,029,321	(a)(b)
Sound Point CLO XX Ltd., 2018-2A A (3 mo. USD LIBOR + 1.100%)	2.091%	7/26/31	649,000	624,941	(a)(b)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. USD LIBOR + 0.800%)	0.985%	2/25/34	4,221,228	4,151,380	(b)
Sudbury Mill CLO Ltd., 2013-1A A1R (3 mo. USD LIBOR + 1.150%)	2.285%	1/17/26	1,151,895	1,148,314	(a)(b)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	3,954,303	3,923,389	(a)
Symphony CLO XIX Ltd., 2018-19A A (3 mo. USD LIBOR + 0.960%)	2.136%	4/16/31	2,954,000	2,882,782	(a)(b)
Symphony CLO XVIII Ltd., 2016-18A B (3 mo. USD LIBOR + 1.800%)	2.843%	1/23/28	2,776,000	2,714,115	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.220%)	2.355%	7/17/28	6,717,000	6,653,746	(a)(b)

See Notes to Financial Statements.

68	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	2.961%	10/13/29	$5,426,000	$5,227,750	(a)(b)
Tralee CLO III Ltd., 2014-3A AR (3 mo. USD LIBOR + 1.030%)	2.165%	10/20/27	3,675,415	3,638,965	(a)(b)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	2.835%	10/20/28	5,472,000	5,323,457	(a)(b)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	2.291%	10/25/32	11,322,000	11,247,671	(a)(b)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	3,698,010	3,941,597
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	3,994,865	4,294,541
Venture 37 CLO Ltd., 2019-37A A1N (3 mo. USD LIBOR + 1.390%)	2.609%	7/15/32	1,970,000	1,928,904	(a)(b)
Venture XXVIII CLO, 2017-28RR A1 (3 mo. USD LIBOR + 1.280%)	2.389%	7/22/30	6,646,053	6,500,212	(a)(b)
Venture XXVIII CLO, 2017-28RR A2 (3 mo. USD LIBOR + 1.110%)	2.219%	7/22/30	9,889,948	9,602,002	(a)(b)
Venture XXX CLO Ltd., 2017-30A B (3 mo. USD LIBOR + 1.600%)	2.819%	1/15/31	4,343,000	4,138,280	(a)(b)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	2.929%	6/7/30	7,075,000	6,899,865	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	2.369%	10/15/31	6,045,000	5,939,206	(a)(b)
Voya CLO Ltd., 2016-3A A1R (3 mo. USD LIBOR + 1.190%)	2.325%	10/18/31	2,300,000	2,263,651	(a)(b)
WHITEBOX CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	2.430%	7/24/32	4,979,000	4,887,167	(a)(b)
Whitehorse XII Ltd., 2018-12A A (3 mo. USD LIBOR + 1.250%)	2.469%	10/15/31	1,412,000	1,371,371	(a)(b)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	2.709%	7/15/32	22,998,000	22,409,665	(a)(b)
ZAIS CLO 2 Ltd., 2014-2A A1BR	2.920%	7/25/26	901,674	901,673	(a)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	2.749%	10/15/28	6,964,399	6,903,419	(a)(b)
Total Asset-Backed Securities (Cost — $890,720,970)				887,890,830
Sovereign Bonds — 4.0%
Brazil — 0.0%††
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	6,170,000	5,949,700

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	69

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Colombia — 0.4%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	$8,150,000	$8,596,783
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	2,441,000	2,690,128
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	3,570,000	3,549,473
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	13,174,000	15,865,382
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	1,469,000	1,669,952
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	22,102,000	26,051,296
Total Colombia				58,423,014
India — 0.0%††
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	7,299,000	7,543,937	(a)
Indonesia — 0.5%
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	1,066,000	1,100,645	(i)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	5,128,000	5,335,149	(i)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	251,000	261,139	(a)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	304,000	338,243	(i)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	816,000	927,247	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	19,057,000	20,680,815	(a)
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	3,063,000	3,523,277	(i)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	7,451,000	9,160,783	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	2,705,000	3,325,717	(i)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	6,233,000	7,823,231	(a)

See Notes to Financial Statements.

70	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Indonesia — continued
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	$2,078,000	$2,448,281	(a)
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	26,900,000	28,068,522
Total Indonesia				82,993,049
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	6,680,000	7,383,003
Israel Government International Bond, Senior Notes	3.875%	7/3/50	3,660,000	4,360,378
Total Israel				11,743,381
Kazakhstan — 0.1%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	15,162,000	19,309,171	(a)
Kuwait — 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	22,583,000	25,252,062	(a)
Mexico — 0.5%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	4,347,000	4,642,140
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	9,547,000	10,147,888
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	100,000	122,361
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	51,074,000	54,357,803
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	13,344,000	13,810,706
Total Mexico				83,080,898
Panama — 0.5%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,770,000	2,981,559
Panama Government International Bond, Senior Notes	6.700%	1/26/36	10,747,000	15,508,512
Panama Government International Bond, Senior Notes	4.500%	5/15/47	15,762,000	19,376,148
Panama Government International Bond, Senior Notes	4.300%	4/29/53	26,960,000	32,318,569
Panama Government International Bond, Senior Notes	4.500%	4/1/56	3,900,000	4,800,939
Total Panama				74,985,727

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	71

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Peru — 0.3%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	$10,469,000	$15,971,035
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	17,088,000	27,029,713
Total Peru				43,000,748
Poland — 0.2%
Republic of Poland Government International Bond, Senior Notes	5.000%	3/23/22	5,749,000	6,177,128
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	23,455,000	26,083,320
Total Poland				32,260,448
Qatar — 0.3%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	15,556,000	16,720,989	(i)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,220,000	1,326,491	(i)
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	8,302,000	9,569,209	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	21,046,000	27,751,571	(a)
Total Qatar				55,368,260
Russia — 0.3%
Russian Foreign Bond — Eurobond, Senior Notes	5.625%	4/4/42	40,800,000	55,479,432	(i)
Saudi Arabia — 0.0%††
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	2,928,000	3,059,807	(a)
United Arab Emirates — 0.4%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	24,350,000	25,199,085	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	33,010,000	34,454,187	(a)
Total United Arab Emirates				59,653,272
Uruguay — 0.3%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	22,174,000	25,978,504
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	14,884,000	19,264,436
Total Uruguay				45,242,940
Total Sovereign Bonds (Cost — $587,672,865)				663,345,846

See Notes to Financial Statements.

72	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Inflation Protected Securities — 3.5%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	$29,940,322	$40,859,858	(m)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	31,368,149	38,375,811	(m)(n)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	28,179,980	36,498,170
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	34,622,343	45,780,800	(n)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	201,932,383	269,449,083	(m)
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	124,147,652	139,446,668
Total U.S. Treasury Inflation Protected Securities (Cost — $476,870,566)				570,410,390

			Shares
Investments in Underlying Funds — 1.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost — $275,641,812)			2,116,000	284,602,000

	Rate	Maturity Date	Face Amount
Municipal Bonds — 0.1%
Illinois — 0.0%††
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	3,000	3,110
Missouri — 0.1%
Missouri State HEFA Revenue, The Washington University, Taxable, Series A, Refunding	3.229%	5/15/50	5,970,000	6,828,665
Ohio — 0.0%††
American Municipal Power-Ohio Inc., OH, Revenue, Series B, Taxable- combined Hydroelectric Projects Build America Bonds	7.834%	2/15/41	134,000	218,577
Total Municipal Bonds (Cost — $6,159,164)				7,050,352

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
U.S. Treasury 10-Year Notes Futures, Call @ $137.50	7/24/20	98	98,000	173,031
U.S. Treasury 10-Year Notes Futures, Put @ $137.00	7/24/20	98	98,000	6,125
U.S. Treasury 10-Year Notes Futures, Put @ $138.50	7/24/20	99	99,000	26,297

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	73

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Security		Expiration Date	Contracts	Notional Amount	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 10-Year Notes Futures, Put @ $139.00		7/24/20	835	$835,000	$352,266
U.S. Treasury Long-Term Bonds Futures, Call @ $172.00		7/24/20	98	98,000	656,906
U.S. Treasury Long-Term Bonds Futures, Call @ $177.00		7/24/20	247	247,000	629,078
U.S. Treasury Long-Term Bonds Futures, Put @ $179.00		7/24/20	99	99,000	187,172
Total Exchange-Traded Purchased Options (Cost — $1,409,660)					2,030,875

	Counterparty
OTC Purchased Options — 0.0%††
Interest rate swaption, Put @ 188.00 bps	Morgan Stanley & Co. Inc.	7/30/20	11,870,000	11,870,000	395
Interest rate swaption, Put @ 188.00 bps	Morgan Stanley & Co. Inc.	7/30/20	35,630,000	35,630,000	1,187
Interest rate swaption, Put @ 192.00 bps	Morgan Stanley & Co. Inc.	7/30/20	38,620,000	38,620,000	1,096
Interest rate swaption, Put @ 191.00 bps	Morgan Stanley & Co. Inc.	8/19/20	54,630,000	54,630,000	15,181
Total OTC Purchased Options (Cost — $3,313,517)					17,859
Total Purchased Options (Cost — $4,723,177)					2,048,734
Total Investments before Short-Term Investments (Cost — $14,726,455,820)					15,549,868,631

		Rate	Maturity Date	Face Amount
Short-Term Investments — 6.9%
U.S. Treasury Bills — 5.1%
U.S. Treasury Bills		0.095%	7/7/20	175,000,000	174,996,827	(o)
U.S. Treasury Bills		0.109%	7/23/20	300,000,000	299,979,375	(o)
U.S. Treasury Bills		0.124%	8/4/20	375,000,000	374,955,728	(o)
Total U.S. Treasury Bills (Cost — $849,919,297)					849,931,930

See Notes to Financial Statements.

74	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Shares	Value
Money Market Funds — 1.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $291,099,853)	0.109%	291,099,853	$291,099,853	(p)
Total Short-Term Investments (Cost — $1,141,019,150)			1,141,031,783
Total Investments — 101.4% (Cost — $15,867,474,970)			16,690,900,414
Liabilities in Excess of Other Assets — (1.4)%			(238,531,216)
Total Net Assets — 100.0%			$16,452,369,198

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of June 30, 2020.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of June 30, 2020.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(j)	This security is traded on a to-be-announced (”TBA”) basis. At June 30, 2020, the Fund held TBA securities with a total cost of $658,328,227.

(k)	Securities traded on a when-issued or delayed delivery basis.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(n)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(o)	Rate shown represents yield-to-maturity.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2020, the total market value of investments in Affiliated Companies was $291,099,853 and the cost was $291,099,853 (Note 8).

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	75

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

ARM	— Adjustable Rate Mortgage

bps	— basis point spread (100 basis points = 1.00%)

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

ETF	— Exchange-Traded Fund

GO	— General Obligation

GTD	— Guaranteed

HEFA	— Health & Educational Facilities Authority

ICE	— Intercontinental Exchange

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Call	7/24/20	$125.25	427	$427,000	$(240,188)
U.S. Treasury 5-Year Notes Futures, Call	7/24/20	125.50	496	496,000	(182,125)
U.S. Treasury 5-Year Notes Futures, Put	7/24/20	124.50	453	453,000	(10,617)
U.S. Treasury 10-Year Notes Futures, Call	7/24/20	138.50	294	294,000	(275,625)
U.S. Treasury 10-Year Notes Futures, Call	7/24/20	139.00	472	472,000	(280,250)
U.S. Treasury 10-Year Notes Futures, Call	7/24/20	139.50	2,061	2,061,000	(740,672)
U.S. Treasury 10-Year Notes Futures, Call	8/21/20	139.50	396	396,000	(247,500)
U.S. Treasury 10-Year Notes Futures, Put	7/24/20	138.00	1,010	1,010,000	(157,813)
U.S. Treasury 10-Year Notes Futures, Put	7/24/20	138.75	990	990,000	(324,844)
U.S. Treasury Long-Term Bonds Futures, Call	7/24/20	178.00	89	89,000	(173,828)
U.S. Treasury Long-Term Bonds Futures, Call	7/24/20	179.00	297	297,000	(431,578)
U.S. Treasury Long-Term Bonds Futures, Call	7/24/20	180.00	413	413,000	(438,812)
U.S. Treasury Long-Term Bonds Futures, Call	7/24/20	181.00	685	685,000	(524,453)

See Notes to Financial Statements.

76	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

Schedule of Written Options (cont’d)
Security		Expiration Date	Strike Price		Contracts	Notional Amount	Value
U.S. Treasury Long-Term Bonds Futures, Call		8/21/20	$180.00		149	$149,000	$(288,688)
U.S. Treasury Long-Term Bonds Futures, Call		8/21/20	186.00		99	99,000	(61,875)
U.S. Treasury Long-Term Bonds Futures, Put		7/2/20	178.00		148	148,000	(60,125)
U.S. Treasury Long-Term Bonds Futures, Put		7/2/20	178.50		148	148,000	(92,500)
U.S. Treasury Long-Term Bonds Futures, Put		7/24/20	175.00		680	680,000	(308,125)
U.S. Treasury Long-Term Bonds Futures, Put		7/24/20	176.00		333	333,000	(228,938)
U.S. Treasury Long-Term Bonds Futures, Put		7/24/20	177.00		396	396,000	(389,812)
U.S. Treasury Long-Term Bonds Futures, Put		7/24/20	178.00		247	247,000	(343,484)
U.S. Treasury Long-Term Bonds Futures, Put		8/21/20	175.00		98	98,000	(108,719)
U.S. Treasury Long-Term Bonds Futures, Put		8/21/20	176.00		495	495,000	(703,828)
Total Exchange-Traded Written Options (Premiums received — $7,134,950)							$(6,614,399)
OTC Written Options
	Counterparty
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	65,310,000	$65,310,000	$0 (a)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	195,940,000	195,940,000	0 (a)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/3/20	160.00	bps	193,100,000	193,100,000	0 (a)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/19/20	160.00	bps	273,160,000	273,160,000	(24)
Total OTC Written Options (Premiums received — $3,288,627)							$(24)
Total Written Options (Premiums received — $10,423,577)							$(6,614,423)

(a)	Value is less than $1.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

At June 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	2,830	9/20	$624,868,350	$624,943,597	$75,247
U.S. Treasury 5-Year Notes	31,987	9/20	4,012,070,419	4,022,115,432	10,045,013

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	77

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury 10-Year Notes	2,613	9/20	$362,507,759	$363,656,122	$1,148,363
U.S. Treasury Ultra Long-Term Bonds	1,957	9/20	413,089,198	426,931,781	13,842,583
					25,111,206
Contracts to Sell:
90-Day Eurodollar	7,749	3/21	1,930,499,652	1,933,375,500	(2,875,848)
90-Day Eurodollar	7,194	6/21	1,771,374,293	1,795,262,700	(23,888,407)
90-Day Eurodollar	9,788	12/21	2,426,164,870	2,442,106,000	(15,941,130)
U.S. Treasury Long-Term Bonds	8,078	9/20	1,431,944,372	1,442,427,875	(10,483,503)
U.S. Treasury Ultra 10-Year Notes	1,168	9/20	183,272,177	183,941,756	(669,579)
					(53,858,467)
Net unrealized depreciation on open futures contracts					$(28,747,261)

At June 30, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Banc of America Securities LLC (PrimeX.FRM.1), 4.420%, due 7/25/36	$340,339	7/25/36	4.420% monthly	$33,729	$19,819	$13,910	(a)(b)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$639,544,000	3/23/22	3-Month LIBOR quarterly	0.600% semi-annually	$85,891	$4,042,652
1,825,738,000	8/31/24	3-Month LIBOR quarterly	0.380% semi-annually	513,843	7,653,811
462,177,000	11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	288,999	663,082

See Notes to Financial Statements.

78	Western Asset Core Bond Fund 2020 Semi-Annual Report

Western Asset Core Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$372,550,000	3/23/25	3-Month LIBOR quarterly	0.700% semi-annually	$(283,804)	$7,217,310
	785,115,000	6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	2,476,231	(56,849,420)
	529,114,000	7/31/26	1.520% semi-annually	3-Month LIBOR quarterly	1,823,322	(37,607,912)
	477,102,000	11/15/26	1.600% semi-annually	3-Month LIBOR quarterly	106,874	(35,819,984)
	187,680,000	11/15/26	1.650% semi-annually	3-Month LIBOR quarterly	(710,105)	(13,935,117)
	408,859,000	2/15/27	0.750% semi-annually	3-Month LIBOR quarterly	75,689	(8,526,699)
	501,470,000	3/24/27	3-Month LIBOR quarterly	0.770% semi-annually	3,570,064	7,282,691
	370,133,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(1,242,432)	320,569
	15,476,000	5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	160,496	(6,973,007)
	45,838,000	11/15/44	1.810% semi-annually	3-Month LIBOR quarterly	61,343	(9,469,509)
	347,787,000	11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	(694,010)	(73,859,744)
	55,242,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	937,149	(695,012)
	27,994,000	3/18/50	0.792% semi-annually	3-Month LIBOR quarterly	—	947,756
	27,979,000	3/19/50	0.818% semi-annually	3-Month LIBOR quarterly	—	776,288
Total	$7,079,798,000				$7,169,550	$(214,832,245)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.34 Index	$3,082,504,000	6/20/25	1.000% quarterly	$36,391,753	$(10,293,730)	$46,685,483

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	79

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Bond Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Swap contract is valued using significant unobservable inputs (See Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate

See Notes to Financial Statements.

80	Western Asset Core Bond Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $15,576,375,117)	$16,399,800,561
Investments in affiliated securities, at value (Cost — $291,099,853)	291,099,853
Cash	29,100,000
Receivable for securities sold	541,052,316
Deposits with brokers for centrally cleared swap contracts	148,265,079
Interest receivable	87,526,575
Receivable for Fund shares sold	38,608,713
Deposits with brokers for open futures contracts and exchange-traded options	21,758,167
Receivable for premiums on written options	1,792,528
Receivable from broker — net variation margin on open futures contracts	1,047,228
Deposits with brokers for TBA securities	370,000
Security litigation proceeds receivable	62,288
OTC swaps, at value (premiums paid — $19,819)	33,729
Receivable for open OTC swap contracts	2,502
Other assets	1,487
Other receivables	3,090
Prepaid expenses	526,727
Total Assets	17,561,050,843

Liabilities:
Payable for securities purchased	1,021,186,419
Payable to broker — net variation margin on centrally cleared swap contracts	54,083,143
Payable for Fund shares repurchased	17,340,119
Written options, at value (premiums received — $10,423,577)	6,614,423
Investment management fee payable	4,700,861
Distributions payable	3,367,568
Service and/or distribution fees payable	253,583
Directors’ fees payable	104,730
Accrued expenses	1,030,799
Total Liabilities	1,108,681,645
Total Net Assets	$16,452,369,198

Net Assets:
Par value (Note 7)	$1,213,504
Paid-in capital in excess of par value	15,543,522,987
Total distributable earnings (loss)	907,632,707
Total Net Assets	$16,452,369,198

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	81

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2020

Net Assets:
Class A	$634,696,412
Class C	$81,470,688
Class C1	$2,231,845
Class FI	$227,291,046
Class R	$28,541,193
Class I	$10,449,862,062
Class IS	$5,028,275,952

Shares Outstanding:
Class A	46,839,030
Class C	6,011,223
Class C1	164,515
Class FI	16,763,188
Class R	2,104,054
Class I	771,085,856
Class IS	370,535,669

Net Asset Value:
Class A (and redemption price)	$13.55
Class C*	$13.55
Class C1*	$13.57
Class FI (and redemption price)	$13.56
Class R (and redemption price)	$13.56
Class I (and redemption price)	$13.55
Class IS (and redemption price)	$13.57
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$14.15

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

82	Western Asset Core Bond Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2020

Investment Income:
Dividends	$681,100
Interest from unaffiliated investments	193,692,549
Interest from affiliated investments	2,620,027
Less: Foreign taxes withheld	(17,141)
Total Investment Income	196,976,535

Expenses:
Investment management fee (Note 2)	30,056,715
Transfer agent fees (Note 5)	5,548,550
Service and/or distribution fees (Notes 2 and 5)	1,454,309
Registration fees	479,430
Fees recaptured by investment manager (Note 2)	255,474
Legal fees	207,464
Directors’ fees	173,711
Fund accounting fees	99,881
Insurance	63,147
Commitment fees (Note 9)	53,124
Shareholder reports	44,772
Audit and tax fees	38,123
Custody fees	4,908
Miscellaneous expenses	38,552
Total Expenses	38,518,160
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(3,962,011)
Net Expenses	34,556,149
Net Investment Income	162,420,386

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	280,746,441
Futures contracts	145,456,869
Written options	88,748,262
Swap contracts	(102,455,076)
Net Realized Gain	412,496,496
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	448,272,167
Futures contracts	(15,508,027)
Written options	(170,932)
Swap contracts	(227,135,859)
Change in Net Unrealized Appreciation (Depreciation)	205,457,349
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	617,953,845
Increase in Net Assets From Operations	$780,374,231

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	83

Statements of changes in net assets

For the Six Months Ended June 30, 2020 (unaudited) and the Year Ended December 31, 2019	2020	2019

Operations:
Net investment income	$162,420,386	$330,880,673
Net realized gain	412,496,496	126,350,728
Change in net unrealized appreciation (depreciation)	205,457,349	647,839,130
Increase in Net Assets From Operations	780,374,231	1,105,070,531

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(180,122,118)	(430,036,644)
Decrease in Net Assets From Distributions to Shareholders	(180,122,118)	(430,036,644)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	5,007,606,062	7,111,014,482
Reinvestment of distributions	157,139,317	383,991,748
Cost of shares repurchased	(2,828,498,580)	(2,808,593,970)
Shares redeemed in-kind	—	(1,267,915,100)
Increase in Net Assets From Fund Share Transactions	2,336,246,799	3,418,497,160
Increase in Net Assets	2,936,498,912	4,093,531,047

Net Assets:
Beginning of period	13,515,870,286	9,422,339,239
End of period	$16,452,369,198	$13,515,870,286

See Notes to Financial Statements.

84	Western Asset Core Bond Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$13.01	$12.21	$12.66	$12.32	$12.13	$12.31

Income (loss) from operations:
Net investment income	0.12	0.32	0.30	0.24	0.25	0.26
Net realized and unrealized gain (loss)	0.56	0.91	(0.44)	0.35	0.20	(0.17)
Total income (loss) from operations	0.68	1.23	(0.14)	0.59	0.45	0.09

Less distributions from:
Net investment income	(0.14)	(0.34)	(0.31)	(0.25)	(0.26)	(0.27)
Net realized gains	—	(0.09)	—	—	—	—
Total distributions	(0.14)	(0.43)	(0.31)	(0.25)	(0.26)	(0.27)

Net asset value, end of period	$13.55	$13.01	$12.21	$12.66	$12.32	$12.13
Total return[3]	5.23%	10.03%	(0.99)%	4.82%	3.72%	0.75%

Net assets, end of period (millions)	$635	$520	$320	$419	$422	$329

Ratios to average net assets:
Gross expenses	0.82%[4,5]	0.84%[5]	0.84%[5]	0.86%[5]	0.85%[5]	0.91%
Net expenses[6,7]	0.82 [4,5]	0.82 [5]	0.82 [5]	0.82 [5]	0.83 [5]	0.90
Net investment income	1.82 [4]	2.50	2.48	1.95	2.03	2.14

Portfolio turnover rate[8]	90%	125%[9]	115%	102%	81%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1, 2016, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 0.90%.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 106% for the six months ended June 30, 2020 and 201%, 380%, 363%, 204% and 237% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	85

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$13.01	$12.22	$12.67	$12.33	$12.14	$12.32

Income (loss) from operations:
Net investment income	0.07	0.23	0.22	0.15	0.16	0.18
Net realized and unrealized gain (loss)	0.56	0.90	(0.44)	0.35	0.21	(0.17)
Total income (loss) from operations	0.63	1.13	(0.22)	0.50	0.37	0.01

Less distributions from:
Net investment income	(0.09)	(0.25)	(0.23)	(0.16)	(0.18)	(0.19)
Net realized gains	—	(0.09)	—	—	—	—
Total distributions	(0.09)	(0.34)	(0.23)	(0.16)	(0.18)	(0.19)

Net asset value, end of period	$13.55	$13.01	$12.22	$12.67	$12.33	$12.14
Total return[3]	4.87%	9.27%	(1.76)%	4.08%	3.01%	0.09%

Net assets, end of period (000s)	$81,471	$65,850	$46,145	$54,052	$56,994	$25,344

Ratios to average net assets:
Gross expenses	1.51%[4]	1.52%	1.53%	1.53%	1.52%	1.56%[5]
Net expenses[6]	1.51 [4,7]	1.52 [7]	1.52 [7]	1.53	1.52	1.56 [5]
Net investment income	1.13 [4]	1.80	1.78	1.23	1.31	1.50

Portfolio turnover rate[8]	90%	125%[9]	115%	102%	81%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 106% for the six months ended June 30, 2020 and 201%, 380%, 363%, 204% and 237% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

86	Western Asset Core Bond Fund 2020 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$13.02	$12.22	$12.67	$12.33	$12.14	$12.32

Income (loss) from operations:
Net investment income	0.09	0.29	0.26	0.19	0.21	0.22
Net realized and unrealized gain (loss)	0.57	0.89	(0.44)	0.35	0.19	(0.16)
Total income (loss) from operations	0.66	1.18	(0.18)	0.54	0.40	0.06

Less distributions from:
Net investment income	(0.11)	(0.29)	(0.27)	(0.20)	(0.21)	(0.24)
Net realized gains	—	(0.09)	—	—	—	—
Total distributions	(0.11)	(0.38)	(0.27)	(0.20)	(0.21)	(0.24)

Net asset value, end of period	$13.57	$13.02	$12.22	$12.67	$12.33	$12.14
Total return[3]	5.07%	9.73%	(1.43)%	4.39%	3.31%	0.44%

Net assets, end of period (000s)	$2,232	$2,686	$12,024	$14,844	$17,523	$20,219

Ratios to average net assets:
Gross expenses	1.25%[4]	1.19%	1.19%	1.23%	1.23%	1.22%
Net expenses[5]	1.25 [4,6]	1.19 [6]	1.19 [6]	1.23 [6]	1.23	1.22
Net investment income	1.40 [4]	2.30	2.11	1.53	1.65	1.82

Portfolio turnover rate[7]	90%	125%[8]	115%	102%	81%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 106% for the six months ended June 30, 2020 and 201%, 380%, 363%, 204% and 237% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	87

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$13.01	$12.22	$12.67	$12.33	$12.14	$12.32

Income (loss) from operations:
Net investment income	0.12	0.32	0.31	0.25	0.26	0.27
Net realized and unrealized gain (loss)	0.57	0.90	(0.45)	0.34	0.20	(0.16)
Total income (loss) from operations	0.69	1.22	(0.14)	0.59	0.46	0.11

Less distributions from:
Net investment income	(0.14)	(0.34)	(0.31)	(0.25)	(0.27)	(0.29)
Net realized gains	—	(0.09)	—	—	—	—
Total distributions	(0.14)	(0.43)	(0.31)	(0.25)	(0.27)	(0.29)

Net asset value, end of period	$13.56	$13.01	$12.22	$12.67	$12.33	$12.14
Total return[3]	5.23%	10.13%	(1.06)%	4.83%	3.74%	0.84%

Net assets, end of period (millions)	$227	$234	$181	$245	$177	$232

Ratios to average net assets:
Gross expenses	0.80%[4]	0.81%	0.81%	0.81%	0.81%[5]	0.82%[5]
Net expenses[6]	0.79 [4,7]	0.80 [7]	0.81 [7]	0.81 [7]	0.81 [5]	0.82 [5]
Net investment income	1.85 [4]	2.54	2.49	1.96	2.08	2.22

Portfolio turnover rate[8]	90%	125%[9]	115%	102%	81%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual fund operating expenses did not exceed 0.79%. This expense limitation did not include interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 106% for the six months ended June 30, 2020 and 201%, 380%, 363%, 204% and 237% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

88	Western Asset Core Bond Fund 2020 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$13.02	$12.23	$12.68	$12.33	$12.14	$12.32

Income (loss) from operations:
Net investment income	0.10	0.28	0.26	0.20	0.21	0.24
Net realized and unrealized gain (loss)	0.56	0.90	(0.44)	0.36	0.20	(0.18)
Total income (loss) from operations	0.66	1.18	(0.18)	0.56	0.41	0.06

Less distributions from:
Net investment income	(0.12)	(0.30)	(0.27)	(0.21)	(0.22)	(0.24)
Net realized gains	—	(0.09)	—	—	—	—
Total distributions	(0.12)	(0.39)	(0.27)	(0.21)	(0.22)	(0.24)

Net asset value, end of period	$13.56	$13.02	$12.23	$12.68	$12.33	$12.14
Total return[3]	5.14%	9.68%	(1.39)%	4.56%	3.41%	0.51%

Net assets, end of period (000s)	$28,541	$26,359	$24,268	$28,847	$20,357	$6,790

Ratios to average net assets:
Gross expenses	1.13%[4]	1.13%	1.14%[5]	1.16%	1.14%[5]	1.18%[5]
Net expenses[6]	1.12 [4,7]	1.13 [7]	1.14 [5,7]	1.15 [7]	1.14 [5]	1.15 [5,7]
Net investment income	1.51 [4]	2.23	2.16	1.63	1.69	1.92

Portfolio turnover rate[8]	90%	125%[9]	115%	102%	81%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 106% for the six months ended June 30, 2020 and 201%, 380%, 363%, 204% and 237% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	89

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$13.01	$12.21	$12.66	$12.32	$12.13	$12.31

Income (loss) from operations:
Net investment income	0.14	0.37	0.35	0.29	0.30	0.32
Net realized and unrealized gain (loss)	0.56	0.91	(0.44)	0.35	0.20	(0.17)
Total income (loss) from operations	0.70	1.28	(0.09)	0.64	0.50	0.15

Less distributions from:
Net investment income	(0.16)	(0.39)	(0.36)	(0.30)	(0.31)	(0.33)
Net realized gains	—	(0.09)	—	—	—	—
Total distributions	(0.16)	(0.48)	(0.36)	(0.30)	(0.31)	(0.33)

Net asset value, end of period	$13.55	$13.01	$12.21	$12.66	$12.32	$12.13
Total return[3]	5.42%	10.44%	(0.63)%	5.21%	4.12%	1.21%

Net assets, end of period (millions)	$10,450	$8,470	$5,354	$5,627	$4,723	$2,384

Ratios to average net assets:
Gross expenses	0.52%[4,5]	0.54%[5]	0.53%	0.55%	0.54%	0.54%
Net expenses[6,7]	0.45 [4,5]	0.45 [5]	0.45	0.45	0.45	0.45
Net investment income	2.19 [4]	2.88	2.86	2.32	2.40	2.61

Portfolio turnover rate[8]	90%	125%[9]	115%	102%	81%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 106% for the six months ended June 30, 2020 and 201%, 380%, 363%, 204% and 237% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

90	Western Asset Core Bond Fund 2020 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$13.03	$12.23	$12.68	$12.34	$12.15	$12.33

Income (loss) from operations:
Net investment income	0.15	0.38	0.36	0.30	0.31	0.32
Net realized and unrealized gain (loss)	0.55	0.90	(0.45)	0.34	0.19	(0.17)
Total income (loss) from operations	0.70	1.28	(0.09)	0.64	0.50	0.15

Less distributions from:
Net investment income	(0.16)	(0.39)	(0.36)	(0.30)	(0.31)	(0.33)
Net realized gains	—	(0.09)	—	—	—	—
Total distributions	(0.16)	(0.48)	(0.36)	(0.30)	(0.31)	(0.33)

Net asset value, end of period	$13.57	$13.03	$12.23	$12.68	$12.34	$12.15
Total return[3]	5.43%	10.55%	(0.68)%	5.23%	4.14%	1.22%

Net assets, end of period (millions)	$5,028	$4,197	$3,485	$3,051	$1,997	$1,734

Ratios to average net assets:
Gross expenses	0.42%[4,5]	0.43%[5]	0.42%[5]	0.44%	0.43%	0.44%[5]
Net expenses[6]	0.42 [4,5,7]	0.42 [5,7]	0.42 [5,7]	0.42 [7]	0.43	0.44 [5]
Net investment income	2.23 [4]	2.94	2.91	2.35	2.44	2.61

Portfolio turnover rate[8]	90%	125%[9]	115%	102%	81%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 106% for the six months ended June 30, 2020 and 201%, 380%, 363%, 204% and 237% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	91

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

92	Western Asset Core Bond Fund 2020 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Core Bond Fund 2020 Semi-Annual Report	93

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$1,961,835,711	$0	*	$1,961,835,711
Other Corporate Bonds & Notes	—	4,163,362,760	—		4,163,362,760
Mortgage-Backed Securities	—	3,926,332,515	—		3,926,332,515
U.S. Government & Agency Obligations	—	1,957,333,693	—		1,957,333,693
Collateralized Mortgage Obligations	—	1,119,590,113	6,065,687		1,125,655,800
Asset-Backed Securities	—	887,890,830	—		887,890,830
Sovereign Bonds	—	663,345,846	—		663,345,846
U.S. Treasury Inflation Protected Securities	—	570,410,390	—		570,410,390
Investments in Underlying Funds	$284,602,000	—	—		284,602,000
Municipal Bonds	—	7,050,352	—		7,050,352
Purchased Options:
Exchange-Traded Purchased Options	2,030,875	—	—		2,030,875
OTC Purchased Options	—	17,859	—		17,859
Total Long-Term Investments	286,632,875	15,257,170,069	6,065,687		15,549,868,631

94	Western Asset Core Bond Fund 2020 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†:
U.S. Treasury Bills	—	$849,931,930	—	$849,931,930
Money Market Funds	$291,099,853	—	—	291,099,853
Total Short-Term Investments	291,099,853	849,931,930	—	1,141,031,783
Total Investments	$577,732,728	$16,107,101,999	$6,065,687	$16,690,900,414
Other Financial Instruments:
Futures Contracts	$25,111,206	—	—	$25,111,206
Centrally Cleared Interest Rate Swaps	—	$28,904,159	—	28,904,159
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	46,685,483	—	46,685,483
OTC Credit Default Swaps on Credit Indices — Sell Protection‡	—	—	$33,729	33,729
Total Other Financial Instruments	$25,111,206	$75,589,642	$33,729	$100,734,577
Total	$602,843,934	$16,182,691,641	$6,099,416	$16,791,634,991

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$6,614,399	—	—	$6,614,399
OTC Written Options	—	$24	—	24
Futures Contracts	53,858,467	—	—	53,858,467
Centrally Cleared Interest Rate Swaps	—	243,736,404	—	243,736,404
Total	$60,472,866	$243,736,428	—	$304,209,294

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of

Western Asset Core Bond Fund 2020 Semi-Annual Report	95

Notes to financial statements (unaudited) (cont’d)

an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

96	Western Asset Core Bond Fund 2020 Semi-Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2020, the total notional value of all credit default swaps to sell protection was $3,082,844,339. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

Western Asset Core Bond Fund 2020 Semi-Annual Report	97

Notes to financial statements (unaudited) (cont’d)

For average notional amounts of swaps held during the six months ended June 30, 2020, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

98	Western Asset Core Bond Fund 2020 Semi-Annual Report

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

Western Asset Core Bond Fund 2020 Semi-Annual Report	99

Notes to financial statements (unaudited) (cont’d)

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific

100	Western Asset Core Bond Fund 2020 Semi-Annual Report

information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(j) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(k) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(l) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

Western Asset Core Bond Fund 2020 Semi-Annual Report	101

Notes to financial statements (unaudited) (cont’d)

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while

102	Western Asset Core Bond Fund 2020 Semi-Annual Report

collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2020, the Fund held OTC written options with credit related contingent features which had a liability position of $24. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivative counterparties.

At June 30, 2020, the Fund held non-cash collateral from Morgan Stanley & Co. Inc. in the amount of $62,105. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Western Asset Core Bond Fund 2020 Semi-Annual Report	103

Notes to financial statements (unaudited) (cont’d)

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are wholly owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, LMPFA pays Western Asset and Western Asset London monthly all of the management fee that LMPFA receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 0.82%, 1.65%, 1.42%, 0.85%, 1.15%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

104	Western Asset Core Bond Fund 2020 Semi-Annual Report

During the six months ended June 30, 2020, fees waived and/or expenses reimbursed amounted to $3,962,011, which included an affiliated money market fund waiver of $301,266.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2020	$35,730	$801	$224	$3,656	$459	$4,472,797	$35,301
Expires December 31, 2021	62,502	1,186	78	6,086	490	5,732,750	225,059
Expires December 31, 2022	9,924	—	—	—	—	3,530,403	96,321
Total fee waivers/expense reimbursements subject to recapture	$108,156	$1,987	$302	$9,742	$949	$13,735,950	$356,681

For the six months ended June 30, 2020, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class I	Class IS
LMPFA recaptured	$44,321	$126,967	$84,186

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Western Asset Core Bond Fund 2020 Semi-Annual Report	105

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$35,671	—
CDSCs	1,968	$7,861

All officers and one Director of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$3,477,446,571	$14,155,686,326
Sales	374,332,140	15,851,720,411

At June 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$15,867,474,970	$976,506,290	$(153,080,846)	$823,425,444
Swap contracts	(3,104,361)	75,603,552	(243,736,404)	(168,132,852)
Written options	(10,423,577)	4,863,642	(1,054,487)	3,809,155
Futures contracts	—	25,111,206	(53,858,467)	(28,747,261)

106	Western Asset Core Bond Fund 2020 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2020.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$2,048,734	—	$2,048,734
Futures contracts[3]	25,111,206	—	25,111,206
OTC swap contracts[4]	—	$33,729	33,729
Centrally cleared swap contracts[5]	28,904,159	46,685,483	75,589,642
Total	$56,064,099	$46,719,212	$102,783,311

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$6,614,423
Futures contracts[3]	53,858,467
Centrally cleared swap contracts[5]	243,736,404
Total	$304,209,294

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Core Bond Fund 2020 Semi-Annual Report	107

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(15,855,653)	$(366,750)	$(16,222,403)
Written options	88,366,842	381,420	88,748,262
Futures contracts	145,456,869	—	145,456,869
Swap contracts	(85,174,491)	(17,280,585)	(102,455,076)
Total	$132,793,567	$(17,265,915)	$115,527,652

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(2,619,870)	—	$(2,619,870)
Written options	(170,932)	—	(170,932)
Futures contracts	(15,508,027)	—	(15,508,027)
Swap contracts	(260,821,832)	$33,685,973	(227,135,859)
Total	$(279,120,661)	$33,685,973	$(245,434,688)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended June 30, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$1,617,218
Written options	16,431,903
Futures contracts (to buy)	10,894,072,773
Futures contracts (to sell)	6,520,481,151

Average Notional Balance
Interest rate swap contracts	$5,541,839,286
Credit default swap contracts (to sell protection)	2,479,061,464

108	Western Asset Core Bond Fund 2020 Semi-Annual Report

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4]
Banc of America Securities LLC	$33,729	—	$33,729	—	$33,729
Morgan Stanley & Co. Inc.	17,859	$(24)	17,835	$(17,859)	(24)
Total	$51,588	$(24)	$51,564	$(17,859)	$33,705

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$727,819	†	$406,205
Class C	361,105		33,483
Class C1	8,383		1,595
Class FI	291,051	†	150,361
Class R	65,951		27,723
Class I	—		4,884,351
Class IS	—		44,832
Total	$1,454,309		$5,548,550

†

Amounts shown are exclusive of expense reimbursements. For the six months ended June 30, 2020, the service and/or distribution fees reimbursed amounted to $3 and $1 for Class A and Class C shares, respectively.

Western Asset Core Bond Fund 2020 Semi-Annual Report	109

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$22,575
Class C	1,567
Class C1	53
Class FI	5,121
Class R	575
Class I	3,735,893
Class IS	196,227
Total	$3,962,011

6. Distributions to shareholders by class

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Net Investment Income:
Class A	$6,016,226	$9,814,518
Class C	494,650	1,038,535
Class C1	19,554	163,935
Class FI	2,429,318	5,256,245
Class R	230,951	571,837
Class I	114,656,354	200,671,491
Class IS	56,275,065	126,786,993
Total	$180,122,118	$344,303,554

Net Realized Gains:
Class A	—	$3,206,976
Class C	—	415,362
Class C1	—	18,500
Class FI	—	1,481,716
Class R	—	166,626
Class I	—	53,738,589
Class IS	—	26,705,321
Total	—	$85,733,090

110	Western Asset Core Bond Fund 2020 Semi-Annual Report

7. Capital shares

At June 30, 2020, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	15,813,236	$208,042,940	25,187,908	$324,130,462
Shares issued on reinvestment	283,420	3,754,894	705,499	9,084,097
Shares repurchased	(9,248,822)	(120,794,633)	(12,098,214)	(153,529,779)
Net increase	6,847,834	$91,003,201	13,795,193	$179,684,780

Class C
Shares sold	1,419,797	$18,793,777	2,639,263	$33,952,380
Shares issued on reinvestment	27,936	369,992	83,644	1,077,279
Shares repurchased	(498,339)	(6,492,398)	(1,437,208)	(18,403,635)
Net increase	949,394	$12,671,371	1,285,699	$16,626,024

Class C1
Shares sold	489	$6,487	2,003	$25,154
Shares issued on reinvestment	1,389	18,402	13,528	172,045
Shares repurchased	(43,639)	(573,303)	(792,989)	(10,110,758)
Net decrease	(41,761)	$(548,414)	(777,458)	$(9,913,559)

Class FI
Shares sold	4,088,370	$53,857,337	7,609,567	$97,863,827
Shares issued on reinvestment	178,016	2,357,711	511,664	6,585,567
Shares repurchased	(5,486,237)	(71,764,640)	(4,946,630)	(63,105,452)
Net increase (decrease)	(1,219,851)	$(15,549,592)	3,174,601	$41,343,942

Class R
Shares sold	538,796	$7,107,625	904,709	$11,659,575
Shares issued on reinvestment	15,178	201,283	39,745	512,221
Shares repurchased	(474,421)	(6,227,479)	(904,949)	(11,599,340)
Net increase	79,553	$1,081,429	39,505	$572,456

Class I
Shares sold	254,914,273	$3,355,322,082	314,667,058	$4,035,727,267
Shares issued on reinvestment	7,761,838	102,884,594	17,614,494	226,846,221
Shares repurchased	(142,751,322)	(1,859,673,603)	(119,452,248)	(1,522,009,078)
Net increase	119,924,789	$1,598,533,073	212,829,304	$2,740,564,410

Western Asset Core Bond Fund 2020 Semi-Annual Report	111

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class IS
Shares sold	103,408,340	$1,364,475,814	203,788,343	$2,607,655,817
Shares issued on reinvestment	3,584,799	47,552,441	10,855,184	139,714,318
Shares repurchased	(58,651,573)	(762,972,524)	(80,426,252)	(1,029,835,928)
Shares redeemed in-kind	—	—	(96,935,405)	(1,267,915,100)
Net increase	48,341,566	$649,055,731	37,281,870	$449,619,107

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the six months ended June 30, 2020. The following transactions were effected in shares of such company for the six months ended June 30, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$613,248,406	$3,787,981,757	3,787,981,757	$4,110,130,310	4,110,130,310

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2020
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$2,620,027	—	$291,099,853

9. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”) have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 16, 2020. Any

112	Western Asset Core Bond Fund 2020 Semi-Annual Report

borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. For the six months ended June 30, 2020, the Fund incurred a commitment fee in the amount of $53,124. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2020.

10. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset Core Bond Fund 2020 Semi-Annual Report	113

Board approval of new management and

new subadvisory agreements (unaudited)

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”), and Legg Mason, Inc. (“Legg Mason”) announced that they have entered into a definitive agreement (the “Transaction Agreement”) for Franklin Templeton to acquire Legg Mason in an all-cash transaction. As part of this transaction, the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the Fund’s subadvisers, Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“WAML” and, together with Western Asset, the “Subadvisers” and, collectively with the Manager, the “Advisers”), each currently a wholly owned subsidiary of Legg Mason, would become a wholly owned subsidiary of Franklin Templeton (the “Transaction”). The Transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the Transaction is expected to be consummated in the latter part of 2020. Under the Investment Company Act of 1940, as amended (the “1940 Act”), consummation of the Transaction will result in the automatic termination of the Fund’s current management agreement with the Manager (the “Current Management Agreement”) and the current sub-advisory agreements between the Manager and each of the Subadvisers (the “Current Sub-advisory Agreements” and, collectively, the “Current Agreements”).

Therefore, at a meeting of the Board of Directors of Western Asset Funds, Inc. (the “Corporation”) held on April 14, 20201, the Board, including the Directors who are not considered to be “interested persons” of the Corporation (the “Independent Directors”) under the 1940 Act, approved a new management agreement (the “New Management Agreement”) between the Corporation and the Manager with respect to the Fund, a series of the Corporation, and new sub-advisory agreements (the “New Sub-Advisory Agreements” and, collectively, the “New Agreements”) between the Manager and the Subadvisers with respect to the Fund. The Board also authorized the Fund’s officers to submit the New Agreements to Fund shareholders for their approval. Fund shareholders were sent notice of the shareholder meeting and a proxy statement in April, 2020. In the event the Fund’s shareholders do not approve the New Agreements and the Transaction is completed, the Directors have also approved an interim investment management agreement between the Manager and the Fund (the “Interim Management Agreement”) and interim sub-advisory agreements between the Manager and the Subadvisers (the “Interim Sub-advisory Agreements” and, collectively, the “Interim Agreements”) that will take effect upon

[1]

This meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Directors participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Directors, including a majority of the Independent Directors, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

114	Western Asset Core Bond Fund

the closing of the Transaction to enable the Manager and Subadvisers to serve as investment managers of the Fund following the termination of the Current Agreements and pending shareholder approval of the New Agreements.

On March 9, 2020, during a telephonic meeting, the Directors discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

On April 8, 2020, the Independent Directors met with representatives of Legg Mason to discuss the Transaction and the New Agreements. In addition, the Independent Directors met separately, with the assistance of their independent legal counsel, to discuss and evaluate the information provided and to consider what additional information was desired.

The Independent Directors considered, among other things, whether it would be in the best interests of the Fund and its shareholders to approve the New Agreements, and the anticipated impacts of the Transaction on the Fund and its shareholders. To assist the Directors in their consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction between Legg Mason and Franklin Templeton.

Before or during the April 14, 2020 meeting, the Directors sought additional information as they deemed necessary and appropriate. In connection with the Directors’ consideration of the New Agreements, the Independent Directors worked with their independent legal counsel to prepare requests for information that were submitted to Franklin Templeton and Legg Mason. The Directors requested information relevant to the consideration of the New Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Fund and its shareholders. Franklin Templeton and Legg Mason provided documents and information in response to the request for information. Following their review of this information, the Independent Directors submitted supplemental due diligence requests for additional information to Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to this supplemental diligence request, which the Directors reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in a portion of the meeting and addressed various questions raised by the Directors.

At the April 14, 2020 meeting, representatives of Legg Mason (including representatives of the Advisers) and Franklin Templeton made presentations to, and responded to questions

Western Asset Core Bond Fund	115

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

from, the Directors. After the presentations and after reviewing the written materials provided, the Independent Directors met in executive session with their counsel to consider the New Agreements.

The Directors’ evaluation of the New Agreements reflected the information provided specifically in connection with their review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Current Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Among other things, the Directors considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton has informed the Directors that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason have informed the Directors that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and have represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)

that Franklin Templeton and Legg Mason have informed the Directors regarding transition plans, including Legg Mason’s provision of retention incentives for certain Legg Mason corporate personnel until the transaction closes, and Franklin Templeton’s provision of long-term retention mechanisms for certain personnel following the closing;

(v)	that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vi)

that Franklin Templeton has informed the Directors that it has no present intention to alter currently effective expense waivers and reimbursements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Directors before making any changes;

(vii)	that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;

(viii)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

116	Western Asset Core Bond Fund

(ix)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expense ratios by spreading expenses over a larger asset base;

(x)	that Franklin Templeton and Legg Mason will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xi)	the fact that the Fund’s contractual management fee rates will remain the same and will not increase by virtue of the New Agreements;

(xii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Current Agreement except for their respective dates of execution, effectiveness and termination;

(xiii)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Directors approve the New Agreements;

(xiv)

that the Current Agreements are the product of multiple years of review and negotiation and information received and considered by the Directors in the exercise of their business judgment during those years, and that within the past year the Directors had performed a full review of and approved the Current Agreements as required by the 1940 Act and had determined in the exercise of the Directors’ business judgment that each applicable Adviser had the capabilities, resources and personnel necessary to provide the services provided to the Fund, and that the management and subadvisory fees paid by or in respect of the Fund represented reasonable compensation to the Advisers in light of the services provided, the costs to the applicable Adviser of providing those services, the fees and other expenses paid by similar funds, and such other matters as the Directors considered relevant in the exercise of their business judgment, and represented an appropriate sharing between Fund shareholders and the Advisers of any economies of scale in the management of the Fund at current and anticipated asset levels;

(xv)	that the Current Agreements were considered and approved in November 2019;

(xvi)

that the Fund will not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction is consummated; and

(xvii)	that under the Transaction Agreement Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and

Western Asset Core Bond Fund	117

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

protections provided by Section 15(f) of the 1940 Act, and that, in furtherance of the foregoing, Franklin Templeton represented to the Directors that it would conduct its business such that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the 1940 Act) of any investment adviser for a Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the 1940 Act, including any interpretations or no-action letters of the Securities and Exchange Commission) on the Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

In their deliberations, the Directors considered information received in connection with the most recent Board approval/continuation of each Current Agreement in addition to information provided by Franklin Templeton and Legg Mason in connection with their evaluation of the terms and conditions of the New Agreements. The Directors noted that, although Western Asset’s business is operated through separate legal entities, such as WAML, its business is highly integrated and senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by WAML. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the New Sub-Advisory Agreement between the Manager and WAML with respect to the Fund in addition to the information provided by Franklin Templeton in connection with their evaluation of the New Agreements. The Directors also noted that the Fund does not pay any management fees directly to Western Asset or to WAML because the Manager pays the Subadvisers for services provided to the Fund out of the management fee the Manager receives from the Fund. In connection with the most recent approval/continuation of each Current Agreement, and in connection with their review of each New Agreement, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

The information provided and presentations made to the Directors encompassed the Fund and all other funds for which the Directors have responsibility. The discussion below covers both the advisory and the administrative functions rendered by the Manager, both of which functions are encompassed by the New Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-Advisory Agreements.

The Independent Directors were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Directors received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the

118	Western Asset Core Bond Fund

proposed approval of the New Management Agreement and the New Sub-Advisory Agreements. The Independent Directors also reviewed the proposed approval of the New Management Agreement and the New Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Directors considered the New Management Agreement and the New Sub-Advisory Agreements separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

The Directors received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Current Agreements. In evaluating the nature, quality and extent of the services to be provided by the Advisers under the New Agreements, the Directors considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of each Adviser, and that Franklin Templeton and Legg Mason have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Directors have received information at regular meetings throughout the past year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Directors’ evaluation of the services provided by the Manager and the Subadvisers took into account the Directors’ knowledge gained as Directors of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and shareholder support services. In addition, the Directors reviewed the quality of the Manager’s and the Subadvisers’ services with respect to compliance with the investment policies of the Fund and conditions that might affect the Manager’s or a Subadviser’s ability to provide high quality services to the Fund in the future under the New Agreements, including its business reputation, financial condition and operational stability. The Directors observed that the scope of services provided by the Manager and the Subadvisers, and the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Directors also noted that on a regular basis they received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and took that information into account in their evaluation of the New Agreements. The

Western Asset Core Bond Fund	119

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

Directors also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadvisers’ risk management processes.

The Directors considered information provided by Franklin Templeton regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition.

The Directors also reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadvisers’ senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Directors considered the experience of each Adviser’s personnel in providing the types of services that the Adviser is responsible for providing to the Fund; the ability of each Adviser to attract and retain capable personnel; the investment philosophy and research and decision-making processes of the Subadvisers; the capability and integrity of each Adviser’s senior management and staff; and the level of skill required to provide the applicable services to the Fund. The Directors also considered the financial resources of Legg Mason and Franklin Templeton and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Directors considered the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. The Directors also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund. In addition, the Directors considered management’s periodic reports to the Directors on, among other things, its business plans and any organizational changes. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given the Fund’s investment objectives and policies, and that the Manager and each Subadviser would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Fund, the Directors received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Directors were provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Directors found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Directors also noted that they had received and discussed with management information throughout

120	Western Asset Core Bond Fund

the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Directors considered the Fund’s performance in light of overall financial market conditions.

The Directors noted that the performance of the Fund exceeded its peer group’s average performance for the one-, three-, five- and ten-year periods ended December 31, 2019. With respect to the Fund, the Directors considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and peer group.

Based on their review of the materials provided and the assurances received from Franklin Templeton and Legg Mason, the Directors determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by each Adviser and that the Transaction was not expected to have an adverse effect on the ability of the Manager and Subadvisers to provide those services, and the Directors concluded that, overall, the nature, extent and quality of services expected to be provided, including performance, under the New Agreements were sufficient for approval.

The Directors considered that they had reviewed the Fund’s management fee and total expense ratio at the 2019 contract renewal meetings. The Directors considered that the New Agreements do not change the Fund’s management fee rate or the computation method for calculating such fees, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Directors also considered the management fee payable by the Fund to the Manager, the total expenses payable by the Fund and the fact that the Manager pays to the Subadvisers the entire management fee it receives from the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds, as well as fees paid by the Subadvisers’ other clients, including separate accounts managed by either Subadviser. The Directors observed that the management fee paid by the Fund to the Manager was slightly lower than the average of the combined advisory and administration fees paid by funds in its peer group and that total expenses for the Fund were higher than the average of the funds in its peer group. The Directors noted that the management fee paid by the Fund was generally higher than the management fees paid by other clients of the Subadvisers for accounts with similar investment strategies, but that the administrative and operational responsibilities of the Subadvisers with respect to the Fund were also relatively higher. In light of this difference, the Directors concluded that the management fee paid by the Fund relative to the fees paid by the Subadvisers’ other clients was reasonable.

In evaluating the costs of the services to be provided by the Manager and Subadvisers under the New Agreements, the Directors considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on

Western Asset Core Bond Fund	121

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Directors determined that the Transaction would not increase the total fees payable by the Fund for management services.

Taking all of the above into consideration, as well as the factors identified below, the Directors determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services to be provided to the Fund under the New Agreements.

The Directors received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Directors also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Directors received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Directors not excessive in light of the nature, extent and quality of the services provided to the Fund. The Directors noted that Western Asset does not have soft dollar arrangements.

The Directors considered, in light of the profitability information provided by the Manager and Western Asset, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. They further concluded that the Fund’s assets were currently at a level at which the Advisers potentially may realize economies of scale from any future growth in the Fund, and noted that fee breakpoints had been implemented to capture a portion of any economies of scale for the benefit of the Fund’s shareholders. The Directors determined that the management fee structure for the Fund is reasonable.

The Directors noted that Franklin Templeton and Legg Mason are expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the Fund resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the Advisers’ profitability from their relationship with the Fund, nor to quantify at this time any possible future economies of scale. The Directors noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

The Directors further evaluated the benefits of the advisory relationship to the Manager and the Subadvisers, including, among others, the profitability of the relationship to the Manager and the Subadvisers, the direct and indirect benefits that the Manager and each Subadviser may receive from its relationship with the Fund, including any “fallout benefits,” such as reputational value derived from serving as investment manager or adviser to the

122	Western Asset Core Bond Fund

Fund; and the affiliations between the Manager, the Subadvisers and certain service providers for the Fund. The Directors considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Directors considered that the ancillary benefits that the Manager and its affiliates received are reasonable. In evaluating the fall-out benefits to be received by the Manager and Subadvisers under the New Agreements, the Directors considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Current Agreements. The Board considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment that they were generally satisfied with the quality of services being provided by the Manager and the Subadvisers, but they would continue to closely monitor the performance of the Manager and the Subadvisers. After consideration of all the factors and information, and in the exercise of their business judgment, the Directors, including the Independent Directors, concluded that the New Agreements, including the fees payable thereunder, were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders and approved the New Agreements and recommended that shareholders approve the New Agreements.

Western Asset Core Bond Fund	123

Western Asset

Core Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson*

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

*	Effective March 6, 2020, Mr. Larson became a Director.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Core Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012825 8/20 SR20-3955

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 26, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 26, 2020